UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-4474

Name of Registrant:	Vanguard California Tax-Free Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2007

Item 1:	Schedule of Investments

Vanguard California Tax-Exempt Money Market Fund
Schedule of Investments
February 28, 2007

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Municipal Bonds (99.8%)

ABAG Finance Auth. for Non-Profit Corp. California (Computer History Museum) VRDO	3.600%	3/7/2007 LOC	7,000	7,000
ABAG Finance Auth. for Non-Profit Corp. California (La Jolla Day School) VRDO	3.600%	3/7/2007 LOC	11,900	11,900
ABAG Finance Auth. for Non-Profit Corp. California (Valley Christian Schools) VRDO	3.610%	3/7/2007 LOC	10,500	10,500
ABAG Finance Auth. for Non-Profit Corp. California (Zoological Society San Diego Zoo) VRDO	3.550%	3/7/2007 LOC	35,500	35,500
1 ABAG Finance Auth. for Non-Profit Corp. California Multifamily Rev. TOB VRDO	3.740%	3/7/2007	23,735	23,735
1 Alameda CA Corridor Transp. Auth. Rev. TOB VRDO	3.610%	3/7/2007 (1)	9,650	9,650
Alameda-Contra Costa CA School Financing Auth. (Capital Improvement Financing Pooled Project) COP VRDO	3.520%	3/7/2007 LOC	2,105	2,105
1 Alvord CA USD TOB VRDO	3.540%	3/7/2007 (1)	15,510	15,510
1 Alvord CA USD TOB VRDO	3.640%	3/7/2007 (1)	2,520	2,520
1 Anaheim CA Public Finance Auth. Rev. TOB VRDO	3.650%	3/7/2007 (1)	5,000	5,000
1 Anaheim CA Public Finance Auth. Rev. TOB VRDO	3.660%	3/7/2007 (1)	10,885	10,885
Anaheim CA Public Improvement Corp. Lease COP VRDO	3.410%	3/7/2007 (2)	10,980	10,980
1 Bay Area Toll Auth. CA Toll Bridge Rev. TOB VRDO	3.660%	3/7/2007	7,485	7,485
Bay Area Toll Auth. CA Toll Bridge Rev. VRDO	3.500%	3/7/2007 (10)	49,600	49,600
Bay Area Toll Auth. CA Toll Bridge Rev. VRDO	3.560%	3/7/2007 (2)	105,735	105,735
1 California Dept. of Veteran Affairs Rev. TOB VRDO	3.670%	3/7/2007	9,375	9,375
1 California Dept. of Water Resources Water System Rev. (Central Valley) TOB VRDO	3.650%	3/7/2007 (4)	7,620	7,620
1 California Dept. of Water Resources Water System Rev. (Central Valley) TOB VRDO	3.650%	3/7/2007 (1)	7,395	7,395
1 California Educ. Fac. Auth. Rev. (California Institute of Technology) TOB VRDO	3.660%	3/7/2007	13,000	13,000
1 California Educ. Fac. Auth. Rev. (California Institute of Technology) TOB VRDO	3.660%	3/7/2007	8,415	8,415
California Educ. Fac. Auth. Rev. (California Institute of Technology) VRDO	3.500%	3/7/2007	18,300	18,300
California Educ. Fac. Auth. Rev. (California Institute of Technology) VRDO	3.550%	3/7/2007	20,000	20,000
California Educ. Fac. Auth. Rev. (Pomona College) VRDO	3.550%	3/7/2007	13,040	13,040
California Educ. Fac. Auth. Rev. (Stanford Univ.) CP	3.500%	5/9/2007	15,000	15,000
California Educ. Fac. Auth. Rev. (Stanford Univ.) CP	3.470%	5/16/2007	25,000	25,000
California Educ. Fac. Auth. Rev. (Stanford Univ.) VRDO	3.400%	3/7/2007	7,565	7,565
1 California Educ. Fac. Auth. Rev. (Stanford Univ.) VRDO	3.400%	3/7/2007	4,580	4,580
California Educ. Fac. Auth. Rev. (Stanford Univ.) VRDO	3.400%	3/7/2007	9,000	9,000
California Educ. Fac. Auth. Rev. (Univ. of San Francisco) VRDO	3.400%	3/7/2007 LOC	5,900	5,900
1 California Educ. Fac. Auth. Rev. (Univ. of Southern California) TOB VRDO	3.660%	3/7/2007	25,800	25,800
1 California Educ. Fac. Auth. Rev. TOB VRDO	3.640%	3/7/2007	20,615	20,615
California GO CP	3.450%	3/1/2007	31,788	31,788
California GO CP	3.480%	3/5/2007	50,000	50,000
California GO CP	3.450%	3/6/2007	5,000	5,000
California GO CP	3.460%	3/9/2007	16,670	16,670
California GO CP	3.480%	4/2/2007	8,000	8,000
California GO CP	3.500%	4/5/2007	10,000	10,000
California GO CP	3.500%	4/5/2007	25,000	25,000
California GO CP	3.460%	4/9/2007	25,000	25,000
California GO CP	3.490%	5/1/2007	53,750	53,750
California GO CP	3.520%	5/1/2007	10,000	10,000
California GO CP	3.550%	5/7/2007	50,000	50,000
California GO CP	3.500%	5/8/2007	16,600	16,600
1 California GO TOB VRDO	3.540%	3/7/2007 (2)	4,985	4,985
1 California GO TOB VRDO	3.640%	3/7/2007 (2)	3,460	3,460
1 California GO TOB VRDO	3.650%	3/7/2007 (3)	12,785	12,785
1 California GO TOB VRDO	3.650%	3/7/2007 (1)	5,295	5,295
1 California GO TOB VRDO	3.650%	3/7/2007 (1)	5,230	5,230
1 California GO TOB VRDO	3.650%	3/7/2007 (1)	5,645	5,645
1 California GO TOB VRDO	3.660%	3/7/2007 (3)	2,070	2,070
1 California GO TOB VRDO	3.660%	3/7/2007 (10)	23,905	23,905
1 California GO TOB VRDO	3.660%	3/7/2007 (4)	24,380	24,380
California GO VRDO	3.560%	3/1/2007 LOC	7,000	7,000
California GO VRDO	3.360%	3/7/2007 LOC	8,500	8,500
California GO VRDO	3.380%	3/7/2007 LOC	38,540	38,540
California GO VRDO	3.430%	3/7/2007 LOC	45,600	45,600
California GO VRDO	3.600%	3/7/2007 LOC	22,500	22,500
California Health Fac. Finance Auth. Rev. (Adventist Health System West Sutter Health) VRDO	3.520%	3/7/2007 LOC	16,700	16,700
California Health Fac. Finance Auth. Rev. (Adventist Health System West Sutter Health) VRDO	3.540%	3/7/2007 LOC	20,900	20,900
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West) VRDO	3.430%	3/7/2007 LOC	25,000	25,000
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West) VRDO	3.430%	3/7/2007 LOC	58,300	58,300
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West) VRDO	3.630%	3/7/2007 (1)	7,300	7,300
California Health Fac. Finance Auth. Rev. (Memorial Health Services) VRDO	3.450%	3/7/2007	62,155	62,155
California Health Fac. Finance Auth. Rev. (Pitzer College) VRDO	3.550%	3/7/2007 LOC	8,075	8,075
1 California Health Fac. Finance Auth. Rev. TOB VRDO	3.650%	3/7/2007	2,425	2,425
1 California Housing Finance Agency Auth. TOB VRDO	3.710%	3/7/2007	7,800	7,800
1 California Housing Finance Agency Auth. TOB VRDO	3.710%	3/7/2007	1,480	1,480
California Housing Finance Agency Home Mortgage Rev. VRDO	3.620%	3/1/2007	30,245	30,245
California Housing Finance Agency Home Mortgage Rev. VRDO	3.620%	3/1/2007	68,885	68,885
California Housing Finance Agency Home Mortgage Rev. VRDO	3.500%	3/7/2007	33,110	33,110
California Housing Finance Agency Home Mortgage Rev. VRDO	3.520%	3/7/2007 (4)	22,200	22,200
California Housing Finance Agency Home Mortgage Rev. VRDO	3.530%	3/7/2007 (4)	3,700	3,700
California Housing Finance Agency Home Mortgage Rev. VRDO	3.530%	3/7/2007	56,200	56,200
California Housing Finance Agency Home Mortgage Rev. VRDO	3.530%	3/7/2007 (4)	4,200	4,200
California Housing Finance Agency Home Mortgage Rev. VRDO	3.560%	3/7/2007	63,205	63,205
1 California Housing Finance Agency Home Mortgage TOB VRDO	3.690%	3/7/2007	12,000	12,000
1 California Housing Finance Agency Home Mortgage TOB VRDO	3.690%	3/7/2007	12,860	12,860
California Housing Finance Agency Single Family Mortgage Rev. VRDO	3.520%	3/7/2007 (2)	20,000	20,000
California Housing Finance Agency Single Family Mortgage Rev. VRDO	3.530%	3/7/2007	41,365	41,365
California Housing Finance Agency Single Family Mortgage Rev. VRDO	3.530%	3/7/2007 (1)	9,995	9,995
California Housing Finance Agency Single Family Mortgage Rev. VRDO	3.530%	3/7/2007	49,000	49,000
California Housing Finance Agency Single Family Mortgage Rev. VRDO	3.540%	3/7/2007	52,085	52,085
California Housing Finance Agency Single Family Mortgage Rev. VRDO	3.560%	3/7/2007	8,070	8,070
1 California Housing Finance Agency TOB VRDO	3.700%	3/7/2007	29,100	29,100
California Infrastructure & Econ. Dev. Bank Rev. (Asian Art Museum) VRDO	3.510%	3/1/2007 (1)	35,750	35,750
California Infrastructure & Econ. Dev. Bank Rev. (Contemporary Jewish Museum) VRDO	3.550%	3/7/2007 LOC	10,000	10,000
California Infrastructure & Econ. Dev. Bank Rev. (Independent System Operator) VRDO	3.450%	3/7/2007 (2)	17,100	17,100
California Infrastructure & Econ. Dev. Bank Rev. (J. Paul Getty Trust) VRDO	3.510%	3/1/2007	18,000	18,000
California Infrastructure & Econ. Dev. Bank Rev. (Jewish Community Center) VRDO	3.510%	3/1/2007 (3)	5,900	5,900
California Infrastructure & Econ. Dev. Bank Rev. (San Francisco Ballet) VRDO	3.510%	3/1/2007 (3)	10,100	10,100
1 California Infrastructure & Econ. Dev. Bank Rev. TOB VRDO	3.640%	3/7/2007 (2)	5,520	5,520
1 California Infrastructure & Econ. Dev. Bank Rev. TOB VRDO	3.640%	3/7/2007 (3)	5,980	5,980
1 California Muni. Financing Auth. Multi-Family Housing Rev. TOB VRDO	3.690%	3/7/2007	19,365	19,365
1 California Public Works Board Lease Rev. (UCLA Hosp.) TOB VRDO	3.650%	3/7/2007 (3)	4,835	4,835
1 California Public Works Board Lease Rev. (Univ. of California) TOB VRDO	3.650%	3/7/2007 (1)	27,785	27,785
1 California Public Works Board Lease Rev. (Univ. of California) TOB VRDO	3.650%	3/7/2007 (1)	5,315	5,315
California School Cash Reserve Program Auth. Pool TRAN	4.500%	7/6/2007 (2)	47,000	47,160
1 California State Dept. of Water Resources Power Supply Rev. TOB VRDO	3.640%	3/7/2007 (2)	26,890	26,890
1 California State Dept. of Water Resources Power Supply Rev. TOB VRDO	3.650%	3/7/2007 (10)	25,960	25,960
1 California State Dept. of Water Resources Power Supply Rev. TOB VRDO	3.650%	3/7/2007 (4)	15,250	15,250
California State Dept. of Water Resources Power Supply Rev. VRDO	3.500%	3/1/2007 LOC	5,800	5,800
California State Dept. of Water Resources Power Supply Rev. VRDO	3.530%	3/1/2007 LOC	35,900	35,900
California State Dept. of Water Resources Power Supply Rev. VRDO	3.490%	3/7/2007 LOC	57,000	57,000
California State Dept. of Water Resources Power Supply Rev. VRDO	3.490%	3/7/2007 (2)	12,000	12,000
California State Dept. of Water Resources Power Supply Rev. VRDO	3.490%	3/7/2007 (3)	21,000	21,000
California State Dept. of Water Resources Power Supply Rev. VRDO	3.550%	3/7/2007 (4)	51,070	51,070
California State Dept. of Water Resources Power Supply Rev. VRDO	3.580%	3/7/2007 LOC	17,480	17,480
California State Dept. of Water Resources Power Supply Rev. VRDO	3.610%	3/7/2007 LOC	25,700	25,700
California State Dept. of Water Resources Power Supply Rev. VRDO	3.610%	3/7/2007 (3)	184,500	184,500
California State Dept. of Water Resources Power Supply Rev. VRDO	3.610%	3/7/2007 (2)	49,290	49,290
California State Econ. Recovery Bonds	5.000%	7/1/2007	34,000	34,164
California State Econ. Recovery Bonds PUT	5.000%	7/1/2007	37,800	37,989
1 California State Econ. Recovery Bonds TOB VRDO	3.540%	3/7/2007	25,000	25,000
1 California State Econ. Recovery Bonds TOB VRDO	3.650%	3/7/2007	5,040	5,040
1 California State Econ. Recovery Bonds TOB VRDO	3.650%	3/7/2007 (1)	8,260	8,260
California State Econ. Recovery Bonds VRDO	3.510%	3/1/2007	60,055	60,055
California State Econ. Recovery Bonds VRDO	3.360%	3/7/2007 (10)	6,755	6,755
California State Econ. Recovery Bonds VRDO	3.370%	3/7/2007 LOC	21,200	21,200
California State Econ. Recovery Bonds VRDO	3.420%	3/7/2007 (10)	10,000	10,000
California State Econ. Recovery Bonds VRDO	3.420%	3/7/2007 (10)	30,000	30,000
California State Econ. Recovery Bonds VRDO	3.430%	3/7/2007 (4)	10,580	10,580
California State Econ. Recovery Bonds VRDO	3.450%	3/7/2007 (10)	62,875	62,875
California State Econ. Recovery Bonds VRDO	3.450%	3/7/2007 (10)	16,000	16,000
California State Univ. Institute CP	3.490%	6/8/2007 LOC	51,473	51,473
1 California State Univ. TOB VRDO	3.650%	3/7/2007 (1)	2,985	2,985
1 California State Univ. TOB VRDO	3.660%	3/7/2007 (2)	33,060	33,060
1 California State Univ. TOB VRDO	3.660%	3/7/2007 (1)	19,925	19,925
1 California State Univ. TOB VRDO	3.660%	3/7/2007 (1)	42,420	42,420
1 California Statewide Community Dev. Auth. Multifamily Housing (Casa Real Apartments) TOB VRDO	3.740%	3/7/2007	18,035	18,035
California Statewide Community Dev. Auth. Multifamily Rev. (Knoll Apartments) VRDO	3.660%	3/7/2007 LOC	12,715	12,715
California Statewide Community Dev. Auth. Multifamily Rev. (Valley Palms Apartments) VRDO	3.660%	3/7/2007 LOC	13,500	13,500
California Statewide Community Dev. Auth. Rev. (American Baptist Homes West) VRDO	3.540%	3/7/2007 LOC	7,100	7,100
California Statewide Community Dev. Auth. Rev. (Children's Hosp. of Los Angeles) VRDO	3.410%	3/7/2007 (2)	15,000	15,000
California Statewide Community Dev. Auth. Rev. (Children's Hosp. of Los Angeles) VRDO	3.410%	3/7/2007 (2)	15,000	15,000
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) VRDO	3.450%	3/7/2007	26,800	26,800
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) VRDO	3.470%	3/7/2007	21,300	21,300
California Statewide Community Dev. Auth. Rev. (Museum of Art) VRDO	3.410%	3/7/2007 (3)	6,125	6,125
California Statewide Community Dev. Auth. Rev. (Riverside County) TRAN	4.500%	6/29/2007	50,000	50,151
1 California Statewide Community Dev. Auth. Rev. (Salk Institute) TOB VRDO	3.650%	3/7/2007 (1)	5,635	5,635
California Statewide Community Dev. Auth. Rev. (Univ. of San Diego) VRDO	3.410%	3/7/2007 LOC	18,415	18,415
1 Clovis CA USD TOB VRDO	3.610%	3/7/2007 (1)	9,535	9,535
1 Coast CA Community College Dist. TOB VRDO	3.650%	3/7/2007 (4)	7,490	7,490
Contra Costa CA Housing Finance Agency Home Mortgage Rev. (Park Regency) VRDO	3.640%	3/7/2007 LOC	32,500	32,500
Contra Costa CA TRAN	4.500%	12/11/2007	30,000	30,243
1 Contra Costa CA Water Dist. Rev. TOB VRDO	3.650%	3/7/2007 (4)	5,640	5,640
Dublin San Ramon CA Services Dist. East Bay Muni. Util. Dist. Recycled Water Auth. CP	3.560%	4/9/2007 LOC	50,000	50,000
East Bay CA Muni. Util. Dist. Waste Water System Rev. CP	3.450%	4/2/2007	64,700	64,700
East Bay CA Muni. Util. Dist. Waste Water System Rev. CP	3.560%	4/9/2007	15,000	15,000
East Bay CA Muni. Util. Dist. Waste Water System Rev. CP	3.560%	5/7/2007	67,700	67,700
East Bay CA Muni. Util. Dist. Waste Water System Rev. VRDO	3.360%	3/7/2007 (10)	13,200	13,200
East Bay CA Muni. Util. Dist. Waste Water System Rev. VRDO	3.400%	3/7/2007 (10)	14,400	14,400
1 East Bay CA Muni. Util. Dist. Water System Rev. TOB VRDO	3.660%	3/7/2007 (1)	19,800	19,800
East Bay CA Muni. Util. Dist. Water System Rev. VRDO	3.360%	3/7/2007 (10)	24,190	24,190
East Bay CA Muni. Util. Dist. Water System Rev. VRDO	3.400%	3/7/2007 (4)	46,095	46,095
East Bay CA Muni. Util. Dist. Water System Rev. VRDO	3.420%	3/7/2007 (10)	13,935	13,935
East Bay CA Muni. Util. Dist. Water System Rev. VRDO	3.420%	3/7/2007 (10)	29,900	29,900
1 Fontana CA Public Finance Auth. Tax Allocation Rev. TOB VRDO	3.650%	3/7/2007 (2)	1,985	1,985
Fresno CA Sewer Rev. VRDO	3.420%	3/7/2007 (3)	28,000	28,000
Golden State Tobacco Securitization Corp. California	5.500%	6/1/2007 (Prere.)	22,000	22,109
1 Golden State Tobacco Securitization Corp. Rev. TOB VRDO	3.700%	3/7/2007 (3)	5,000	5,000
1 Golden West Schools Funding Auth. CA TOB VRDO	3.650%	3/7/2007 (1)	4,095	4,095
1 Golden West Schools Funding Auth. CA TOB VRDO	3.650%	3/7/2007 (2)	6,135	6,135
Grant CA Joint Union High School Dist VRDO	3.600%	3/7/2007 (4)	15,000	15,000
1 GS Pool Trust TOB VRDO	3.750%	3/7/2007 (11)	6,726	6,726
Irvine CA Assessment Dist. Improvement Bonds VRDO	3.510%	3/1/2007 LOC	8,525	8,525
Irvine CA Assessment Dist. Improvement Bonds VRDO	3.560%	3/1/2007 LOC	10,970	10,970
Irvine CA Public Fac. & Infrastructure Auth. Assessment Rev. VRDO	3.510%	3/1/2007 LOC	20,905	20,905
Irvine CA Ranch Water Dist. Rev. VRDO	3.560%	3/1/2007 LOC	4,100	4,100
1 Kern CA Community College TOB VRDO	3.610%	3/7/2007 (4)	7,175	7,175
1 Long Beach CA Harbor Rev. TOB VRDO	3.590%	3/7/2007 (1)	16,320	16,320
1 Long Beach CA Harbor Rev. TOB VRDO	3.670%	3/7/2007 (1)	1,805	1,805
1 Long Beach CA Harbor Rev. TOB VRDO	3.690%	3/7/2007 (1)	5,450	5,450
1 Long Beach CA Harbor Rev. TOB VRDO	3.690%	3/7/2007 (1)	2,565	2,565
1 Long Beach CA Harbor Rev. TOB VRDO	3.690%	3/7/2007 (1)	5,195	5,195
1 Long Beach CA Harbor Rev. TOB VRDO	3.690%	3/7/2007 (3)	7,845	7,845
1 Long Beach CA Harbor Rev. TOB VRDO	3.690%	3/7/2007 (1)	8,180	8,180
1 Long Beach CA Harbor Rev. TOB VRDO	3.690%	3/7/2007 (3)	6,710	6,710
Long Beach CA Harbor Rev. VRDO	3.510%	3/7/2007 (1)	67,675	67,675
Long Beach CA Water Rev. CP	3.580%	5/14/2007	6,000	6,000
Los Angeles CA Convention & Exhibit Center Auth. Lease Rev. VRDO	3.400%	3/7/2007 (2)	16,325	16,325
Los Angeles CA Dept. of Airports International Airport Rev. VRDO	3.670%	3/1/2007 LOC	16,750	16,750
Los Angeles CA Dept. of Airports International Airport Rev. VRDO	3.420%	3/7/2007 LOC	20,000	20,000
1 Los Angeles CA Dept. of Water & Power Rev. TOB VRDO	3.650%	3/7/2007 (1)	8,350	8,350
1 Los Angeles CA Dept. of Water & Power Rev. TOB VRDO	3.650%	3/7/2007 (4)	5,050	5,050
1 Los Angeles CA Dept. of Water & Power Rev. TOB VRDO	3.660%	3/7/2007 (4)	25,000	25,000
1 Los Angeles CA Dept. of Water & Power Rev. TOB VRDO	3.660%	3/7/2007 (4)	13,000	13,000
1 Los Angeles CA Dept. of Water & Power Rev. TOB VRDO	3.660%	3/7/2007 (2)	17,555	17,555
1 Los Angeles CA Dept. of Water & Power Rev. TOB VRDO	3.660%	3/7/2007 (2)	30,000	30,000
Los Angeles CA Dept. of Water & Power Rev. VRDO	3.510%	3/1/2007	21,000	21,000
Los Angeles CA Dept. of Water & Power Rev. VRDO	3.520%	3/7/2007	22,725	22,725
Los Angeles CA Dept. of Water & Power Rev. VRDO	3.520%	3/7/2007	67,700	67,700
Los Angeles CA Dept. of Water & Power Rev. VRDO	3.550%	3/7/2007	41,350	41,350
Los Angeles CA Dept. of Water & Power Rev. VRDO	3.560%	3/7/2007	22,000	22,000
Los Angeles CA Dept. of Water & Power Rev. VRDO	3.610%	3/7/2007	20,000	20,000
Los Angeles CA Dept. of Water & Power Rev. VRDO	3.630%	3/7/2007	43,000	43,000
1 Los Angeles CA Harbor Dept. Rev. TOB VRDO	3.690%	3/7/2007 (2)	6,355	6,355
Los Angeles CA Multifamily Housing Rev. (Fountain Park) VRDO	3.560%	3/7/2007 LOC	18,468	18,468
Los Angeles CA Multifamily Housing Rev. (San Regis) VRDO	3.680%	3/7/2007 LOC	23,600	23,600
1 Los Angeles CA Muni. Improvement Lease Rev. TOB VRDO	3.510%	3/7/2007 (3)	29,815	29,815
1 Los Angeles CA TOB VRDO	3.550%	3/7/2007 (3)	4,890	4,890
1 Los Angeles CA TOB VRDO	3.650%	3/7/2007 (1)	5,215	5,215
Los Angeles CA TRAN	4.500%	6/29/2007	100,000	100,242
Los Angeles CA USD COP VRDO	3.360%	3/7/2007 (2)	10,000	10,000
Los Angeles CA USD COP VRDO	3.420%	3/7/2007 (4)	13,650	13,650
Los Angeles CA USD GO	4.500%	7/1/2007	22,500	22,569
1 Los Angeles CA USD GO TOB VRDO	3.510%	3/7/2007 (2)	6,355	6,355
1 Los Angeles CA USD GO TOB VRDO	3.640%	3/7/2007 (2)	25,780	25,780
1 Los Angeles CA USD GO TOB VRDO	3.650%	3/7/2007 (3)	8,365	8,365
1 Los Angeles CA USD GO TOB VRDO	3.650%	3/7/2007 (1)(3)	5,225	5,225
1 Los Angeles CA USD GO TOB VRDO	3.650%	3/7/2007 (3)	11,120	11,120
1 Los Angeles CA USD GO TOB VRDO	3.650%	3/7/2007 (1)	5,310	5,310
1 Los Angeles CA USD GO TOB VRDO	3.650%	3/7/2007 (4)	14,845	14,845
1 Los Angeles CA USD GO TOB VRDO	3.650%	3/7/2007 (4)	6,390	6,390
1 Los Angeles CA USD GO TOB VRDO	3.650%	3/7/2007 (3)	3,245	3,245
1 Los Angeles CA USD GO TOB VRDO	3.650%	3/7/2007 (3)	2,990	2,990
1 Los Angeles CA USD GO TOB VRDO	3.650%	3/7/2007 (2)	3,850	3,850
1 Los Angeles CA USD GO TOB VRDO	3.650%	3/7/2007 (2)	8,280	8,280
1 Los Angeles CA USD GO TOB VRDO	3.650%	3/7/2007 (2)	4,495	4,495
1 Los Angeles CA USD GO TOB VRDO	3.650%	3/7/2007 (4)	12,835	12,835
1 Los Angeles CA USD GO TOB VRDO	3.650%	3/7/2007 (1)	12,000	12,000
1 Los Angeles CA USD GO TOB VRDO	3.650%	3/7/2007 (4)	10,490	10,490
1 Los Angeles CA USD GO TOB VRDO	3.660%	3/7/2007 (1)	4,900	4,900
1 Los Angeles CA USD GO TOB VRDO	3.660%	3/7/2007 (3)	51,975	51,975
1 Los Angeles CA USD TOB VRDO	3.670%	3/7/2007 (3)	5,260	5,260
Los Angeles CA USD TRAN	4.250%	12/3/2007	71,180	71,614
Los Angeles CA USD TRAN	4.500%	12/3/2007	10,000	10,080
Los Angeles CA Wastewater System Rev. CP	3.530%	5/1/2007	30,000	30,000
1 Los Angeles CA Wastewater System Rev. TOB VRDO	3.650%	3/7/2007 (4)	8,615	8,615
1 Los Angeles CA Wastewater System Rev. TOB VRDO	3.660%	3/7/2007 (4)	32,750	32,750
1 Los Angeles CA Wastewater System Rev. TOB VRDO	3.660%	3/7/2007 (1)	25,000	25,000
1 Los Angeles CA Wastewater System Rev. TOB VRDO	3.660%	3/7/2007 (1)	29,035	29,035
1 Los Angeles CA Wastewater System Rev. TOB VRDO	3.660%	3/7/2007 (1)	19,730	19,730
Los Angeles CA Wastewater System Rev. VRDO	3.600%	3/7/2007 (3)	22,585	22,585
Los Angeles CA Wastewater System Rev. VRDO	3.600%	3/7/2007 (3)	24,540	24,540
Los Angeles County CA Housing Auth. Multifamily Housing Rev. VRDO	3.500%	3/7/2007 LOC	6,290	6,290
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev. CP	3.530%	5/1/2007 LOC	10,000	10,000
1 Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev. TOB VRDO	3.660%	3/7/2007 (1)	9,565	9,565
1 Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev. TOB VRDO	3.660%	3/7/2007 (1)	24,750	24,750
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev. VRDO	3.410%	3/7/2007 (3)	26,670	26,670
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev. VRDO	3.600%	3/7/2007 (1)	68,785	68,785
Los Angeles County CA Pension Obligations VRDO	3.420%	3/7/2007 (2)	4,900	4,900
Los Angeles County CA Pension Obligations VRDO	3.420%	3/7/2007 (2)	10,905	10,905
Los Angeles County CA Public Works Financing Auth. Rev	4.000%	9/1/2007 (3)	27,705	27,785
1 Los Angeles County CA Sanitation Dist. Financing Auth Rev. TOB VRDO	3.660%	3/7/2007 (3)	15,670	15,670
Los Angeles County CA TRAN	4.500%	6/29/2007	25,000	25,080
Manteca CA Redev. Agency Tax Allocation Rev. VRDO	3.540%	3/1/2007 (10)	4,150	4,150
Metro. Water Dist. of Southern California Rev. VRDO	3.500%	3/1/2007	32,400	32,400
Metro. Water Dist. of Southern California Rev. VRDO	3.550%	3/1/2007	57,900	57,900
Metro. Water Dist. of Southern California Rev. VRDO	3.560%	3/1/2007	29,400	29,400
Metro. Water Dist. of Southern California Rev. VRDO	3.410%	3/7/2007	33,300	33,300
Metro. Water Dist. of Southern California Rev. VRDO	3.500%	3/7/2007	21,300	21,299
Metro. Water Dist. of Southern California Rev. VRDO	3.500%	3/7/2007	19,000	19,000
Metro. Water Dist. of Southern California Rev. VRDO	3.520%	3/7/2007	21,225	21,225
Metro. Water Dist. of Southern California Rev. VRDO	3.550%	3/7/2007	26,400	26,400
Metro. Water Dist. of Southern California Rev. VRDO	3.550%	3/7/2007	10,400	10,400
Metro. Water Dist. of Southern California Rev. VRDO	3.570%	3/7/2007	5,290	5,290
Metro. Water Dist. of Southern California Rev. VRDO	3.570%	3/7/2007	34,600	34,600
Metro. Water Dist. of Southern California Rev. VRDO	3.580%	3/7/2007	19,300	19,300
Mission Viejo CA Community Dev. Financing Auth. (Mission Viejo Mall Improvement) VRDO	3.450%	3/7/2007 LOC	28,300	28,300
1 Modesto CA Irrigation Dist. COP TOB VRDO	3.650%	3/7/2007 (2)	2,265	2,265
Mojave CA Water Agency COP	5.450%	9/1/2007 (1)(Prere.)	6,150	6,332
MSR California Public Power Agency Rev. (San Juan Project) VRDO	3.510%	3/1/2007 (1)	5,900	5,900
Newport Beach CA Rev. (Hoag Memorial Hosp.) VRDO	3.510%	3/1/2007	1,730	1,730
Newport Beach CA Rev. (Hoag Memorial Hosp.) VRDO	3.510%	3/1/2007	4,000	4,000
Newport Beach CA Rev. (Hoag Memorial Hosp.) VRDO	3.510%	3/1/2007	14,280	14,280
Newport Beach CA Rev. (Hoag Memorial Hosp.) VRDO	3.400%	3/7/2007	10,200	10,200
Newport Beach CA Rev. (Hoag Memorial Hosp.) VRDO	3.400%	3/7/2007	25,000	25,000
1 Newport Mesa California USD Capital Appreciation TOB VRDO	3.610%	3/7/2007 (1)	11,060	11,060
Northern California Power Agency (Hydroelectric Project) VRDO	3.450%	3/7/2007 (1)	34,250	34,250
1 Oakland CA Joint Powers Financing Auth. Lease Rev. TOB VRDO	3.650%	3/7/2007 (2)	6,660	6,660
1 Oakland CA Sewer Rev. TOB VRDO	3.650%	3/7/2007 (4)	2,440	2,440
1 Oakland CA USD Alameda County TOB VRDO	3.550%	3/7/2007 (3)	9,300	9,300
Oceanside CA Multifamily Housing Rev. (Lakeridge Apartments) VRDO	3.450%	3/7/2007 LOC	36,940	36,940
Orange County CA Sanitation Dist. COP VRDO	3.500%	3/1/2007	103,050	103,050
Orange County CA Sanitation Dist. COP VRDO	3.540%	3/1/2007	10,500	10,500
Orange County CA Sanitation Dist. COP VRDO	3.600%	3/7/2007 (2)	33,940	33,940
Orange County CA Water Dist. COP VRDO	3.410%	3/7/2007	25,000	25,000
Otay CA Water Dist. (Capital Project) COP VRDO	3.450%	3/7/2007 LOC	9,700	9,700
Pasadena CA COP (City Hall & Park Improvement Project) VRDO	3.520%	3/7/2007 (2)	38,000	38,000
Pittsburg CA Redev. Agency Tax Allocation (Los Medanos Community Dev.) VRDO	3.540%	3/1/2007 (2)	14,400	14,400
1 Pomona CA Public Finance Auth. Rev. TOB VRDO	3.640%	3/7/2007 (2)	28,745	28,745
Port of Oakland CA CP	3.420%	3/1/2007 LOC	24,000	24,000
Port of Oakland CA CP	3.480%	3/8/2007 LOC	35,000	35,000
1 Port of Oakland CA Rev. TOB VRDO	3.650%	3/7/2007 (3)	5,755	5,755
1 Port of Oakland CA Rev. TOB VRDO	3.670%	3/7/2007 (3)	3,803	3,803
1 Port of Oakland CA Rev. TOB VRDO	3.670%	3/7/2007 (3)	2,755	2,755
1 Port of Oakland CA Rev. TOB VRDO	3.670%	3/7/2007 (3)	2,605	2,605
1 Port of Oakland CA Rev. TOB VRDO	3.670%	3/7/2007 (3)	6,920	6,920
1 Port of Oakland CA Rev. TOB VRDO	3.670%	3/7/2007 (3)	4,730	4,730
1 Port of Oakland CA Rev. TOB VRDO	3.690%	3/7/2007 (3)	5,395	5,395
1 Port of Oakland CA Rev. TOB VRDO	3.690%	3/7/2007 (3)	2,630	2,630
1 Port of Oakland CA Rev. TOB VRDO	3.690%	3/7/2007 (3)	5,215	5,215
1 Rancho Santiago CA Community College Dist. TOB VRDO	3.540%	3/7/2007 (4)	18,000	18,000
1 Riverside CA Community College Dist. TOB VRDO	3.650%	3/7/2007 (4)	5,445	5,445
1 Riverside County CA (Election 2003) TOB VRDO	3.650%	3/7/2007 (10)	5,195	5,195
1 Sacramento CA Housing Auth. Multifamily Rev. TOB VRDO	3.670%	3/7/2007 LOC	9,435	9,435
1 Sacramento CA Muni. Util. Dist. Rev. TOB VRDO	3.650%	3/7/2007 (3)	9,970	9,970
1 Sacramento CA Muni. Util. Dist. Rev. TOB VRDO	3.650%	3/7/2007 (1)	2,085	2,085
1 Sacramento CA Muni. Util. Dist. Rev. TOB VRDO	3.660%	3/7/2007 (3)	15,925	15,925
Sacramento County CA (Administration Center & Courthouse) VRDO	3.490%	3/7/2007 LOC	28,520	28,520
1 Sacramento County CA Sanitation Dist. Financing Auth. TOB VRDO	3.640%	3/7/2007 (1)	15,455	15,455
1 Sacramento County CA Sanitation Dist. Financing Auth. TOB VRDO	3.660%	3/7/2007 (2)	6,435	6,435
1 Sacramento County CA Sanitation Dist. Financing Auth. TOB VRDO	3.660%	3/7/2007 (2)	7,530	7,530
Sacramento County CA TRAN	4.500%	7/17/2007	70,000	70,220
1 San Diego CA Community College Dist. GO TOB VRDO	3.650%	3/7/2007 (4)	10,350	10,350
1 San Diego CA Community College Dist. GO TOB VRDO	3.660%	3/7/2007 (4)	37,985	37,985
San Diego CA County & School Dist. TRAN	4.500%	7/27/2007	75,000	75,231
San Diego CA Housing Auth. Multifamily Housing Rev. (Canyon Rim Apartments) VRDO	3.660%	3/7/2007 LOC	32,440	32,440
1 San Diego CA USD TOB VRDO	3.640%	3/7/2007 (4)	5,320	5,320
1 San Diego CA USD TOB VRDO	3.650%	3/7/2007 (3)	5,635	5,635
1 San Diego CA USD TOB VRDO	3.650%	3/7/2007 (4)	8,080	8,080
1 San Diego CA USD TOB VRDO	3.650%	3/7/2007 (3)	2,450	2,450
1 San Diego CA USD TOB VRDO	3.650%	3/7/2007 (3)	3,135	3,135
1 San Diego CA USD TOB VRDO	3.650%	3/7/2007 (4)	8,540	8,540
San Diego CA USD TRAN	4.500%	7/24/2007	50,000	50,155
1 San Diego County CA COP TOB VRDO	3.650%	3/7/2007 (2)	6,240	6,240
San Diego County CA Regional Transp. CP	3.530%	3/12/2007	7,000	7,000
San Diego County CA Water Auth. CP	3.500%	3/8/2007	11,000	11,000
San Diego County CA Water Auth. CP	3.500%	5/9/2007	20,000	20,000
San Diego County CA Water Auth. CP	3.500%	6/15/2007	10,000	10,000
1 San Diego County CA Water Auth. Rev. COP TOB VRDO	3.650%	3/7/2007 (4)	8,270	8,270
1 San Francisco CA Bay Area Rapid Transit Dist. Sales Tax Rev. TOB VRDO	3.650%	3/7/2007 (3)	2,745	2,745
San Francisco CA City & County (Laguna Honda Hosp.) VRDO	3.500%	3/7/2007 (1)	6,000	6,000
San Francisco CA City & County Finance Corp. Lease Rev. (Moscone Center Expansion) VRDO	3.500%	3/7/2007 (2)	44,900	44,900
1 San Francisco CA City & County International Airport Rev. TOB VRDO	3.650%	3/7/2007 (4)	22,835	22,835
1 San Francisco CA City & County International Airport Rev. TOB VRDO	3.690%	3/7/2007 (1)	4,500	4,500
San Francisco CA City & County International Airport Rev. VRDO	3.350%	3/7/2007 (10)	64,100	64,100
San Francisco CA City & County International Airport Rev. VRDO	3.450%	3/7/2007 (10)	33,200	33,200
San Francisco CA City & County International Airport Rev. VRDO	3.450%	3/7/2007 (10)	10,700	10,700
San Francisco CA City & County International Airport Rev. VRDO	3.470%	3/7/2007 (10)	60,900	60,900
San Francisco CA City & County International Airport Rev. VRDO	3.470%	3/7/2007 (10)	39,000	39,000
San Francisco CA City & County International Airport Rev. VRDO	3.500%	3/7/2007 (10)	20,000	20,000
1 San Francisco CA City & County Public Util. TOB VRDO	3.540%	3/7/2007 (1)	8,580	8,580
1 San Francisco CA City & County TOB VRDO	3.650%	3/7/2007 (4)	4,340	4,340
1 San Francisco CA City & County USD TOB VRDO	3.650%	3/7/2007 (4)	2,745	2,745
1 San Francisco CA City & County USD TOB VRDO	3.650%	3/7/2007 (4)	2,645	2,645
San Francisco County CA Transp. Auth. CP	3.500%	4/10/2007	10,000	10,000
San Francisco County CA Transp. Auth. CP	3.570%	6/13/2007	19,700	19,700
San Jose CA Financing Auth. Lease Rev. VRDO	3.660%	3/7/2007 (10)	12,700	12,700
1 San Jose CA Redev. Agency Tax Allocation TOB VRDO	3.650%	3/7/2007 (1)	4,530	4,530
1 San Jose CA Redev. Agency TOB VRDO	3.650%	3/7/2007 (1)	5,315	5,315
San Jose CA Redev. Agency VRDO	3.500%	3/7/2007 LOC	9,800	9,800
San Jose CA Redev. Agency VRDO	3.500%	3/7/2007 LOC	16,100	16,100
1 San Jose CA USD GO TOB VRDO	3.650%	3/7/2007 (3)	5,420	5,420
1 San Jose California Fin. Auth. Lease Rev. (Civic Center Project) TOB VRDO	3.650%	3/7/2007 (2)	6,900	6,900
San Jose/Santa Clara CA Clean Water & Sewer Finance Auth. VRDO	3.410%	3/7/2007 (4)	13,200	13,200
1 San Mateo County CA Community College Dist. TOB VRDO	3.680%	3/7/2007 (1)	2,900	2,900
San Pablo CA Redev. Agency Tax Allocation Rev. (10th Township) VRDO	3.540%	3/1/2007 (2)	5,000	5,000
1 San Ramon Valley CA USD GO TOB VRDO	3.650%	3/7/2007 (4)	5,155	5,155
1 San Ramon Valley CA USD GO TOB VRDO	3.650%	3/7/2007 (4)	3,350	3,350
1 Santa Clara Valley CA Water Dist. Utility System Rev. TOB VRDO	3.650%	3/7/2007 (4)	5,655	5,655
Santa Cruz County CA TRAN	4.500%	7/12/2007	43,500	43,624
Santa Rosa CA Waste Water Rev. VRDO	3.600%	3/7/2007 LOC	14,000	14,000
1 Solano CA Community College TOB VRDO	3.610%	3/7/2007 (3)	17,460	17,460
1 Southern California Home Financing Auth. Single Family Mortgage Rev. TOB VRDO	3.710%	3/7/2007	62,695	62,695
Southern California Home Financing Auth. Single Family Mortgage Rev. VRDO	3.530%	3/7/2007	19,000	19,000
Southern California Public Power Auth. Rev. (Transmission Project) VRDO	3.400%	3/7/2007 (4)	13,165	13,165
Southern California Public Power Auth. Rev. (Transmission Project) VRDO	3.420%	3/7/2007 (4)	55,150	55,150
Southern California Public Power Auth. Rev. (Transmission Project) VRDO	3.420%	3/7/2007 (4)	6,595	6,595
Southern California Public Power Auth. Rev. (Transmission Project) VRDO	3.420%	3/7/2007 (2)LOC	28,000	28,000
Univ. of California Regents CP	3.420%	3/1/2007	23,900	23,900
Univ. of California Regents CP	3.420%	3/7/2007	25,000	25,000
Univ. of California Regents CP	3.460%	4/5/2007	25,000	25,000
Univ. of California Regents CP	3.500%	5/1/2007	25,000	25,000
1 Univ. of California Regents TOB VRDO	3.650%	3/7/2007 (1)	10,000	10,000
1 Univ. of California Rev. TOB VRDO	3.510%	3/7/2007 (4)	7,000	7,000
1 Univ. of California Rev. TOB VRDO	3.650%	3/7/2007 (2)	11,640	11,640
1 Univ. of California Rev. TOB VRDO	3.650%	3/7/2007 (3)	3,015	3,015
1 Univ. of California Rev. TOB VRDO	3.650%	3/7/2007 (4)	6,470	6,470
1 Univ. of California Rev. TOB VRDO	3.650%	3/7/2007 (4)	2,610	2,610
1 Univ. of California Rev. TOB VRDO	3.650%	3/7/2007	6,100	6,100
1 Univ. of California Rev. TOB VRDO	3.660%	3/7/2007 (4)	20,000	20,000
1 Univ. of California Rev. TOB VRDO	3.660%	3/7/2007 (2)	2,450	2,450
1 West Contra Costa CA USD TOB VRDO	3.610%	3/7/2007 (3)	10,465	10,465
1 Yosemite CA Community College Dist. TOB VRDO	3.660%	3/7/2007 (3)	17,520	17,520
Outside California:
1 Puerto Rico Electric Power Auth. Rev. TOB VRDO	3.650%	3/7/2007 (3)(4)	7,925	7,925
1 Puerto Rico GO TOB VRDO	3.510%	3/7/2007 (4)	16,680	16,680
1 Puerto Rico GO TOB VRDO	3.510%	3/7/2007 (1)	24,995	24,995
1 Puerto Rico GO TOB VRDO	3.640%	3/7/2007 (3)	14,655	14,655
Puerto Rico Govt. Dev. Bank VRDO	3.340%	3/7/2007 (1)	550	550
1 Puerto Rico Highway & Transp. Auth. Rev. TOB VRDO	3.640%	3/7/2007 (1)	7,740	7,740
1 Puerto Rico Highway & Transp. Auth. Rev. TOB VRDO	3.670%	3/7/2007	9,600	9,600
1 Puerto Rico Public Finance Corp. TOB VRDO	3.640%	3/7/2007 (2)	7,015	7,015

Total Municipal Bonds (Cost $7,599,885)	7,599,885

Other Assets and Liabilities - Net (0.2%)	15,670

Net Assets (100%)	7,615,555

1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2007, the aggregate value of these securities was $1,909,379,000, representing 25.1% of net assets.

KEY TO ABBREVIATIONS
ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Securities are valued at amortized cost, which approximates market value.

Vanguard California Long-Term Tax-Exempt Fund
Schedule of Investments
February 28, 2007

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Municipal Bonds (99.0%)

ABAG Finance Auth. for Non-Profit Corp. California (Children's Hosp. Medical Center) COP	6.000%	12/1/2029 (2)	3,000	3,198
ABAG Finance Auth. for Non-Profit Corp. California (School of the Mechanical Arts)	5.250%	10/1/2026	1,000	1,058
ABAG Finance Auth. for Non-Profit Corp. California (School of the Mechanical Arts)	5.300%	10/1/2032	3,180	3,365
Alameda CA Corridor Transp. Auth. Rev	5.125%	10/1/2017 (1)	5,000	5,221
Alameda CA Corridor Transp. Auth. Rev	5.125%	10/1/2018 (1)	2,000	2,088
Alameda CA Corridor Transp. Auth. Rev	0.000%	10/1/2030 (2)	15,000	5,385
Alameda CA Corridor Transp. Auth. Rev	0.000%	10/1/2036 (1)	20,000	5,485
Alameda County CA USD	0.000%	8/1/2024 (4)	3,510	1,681
Alameda County CA USD	0.000%	8/1/2029 (4)	5,000	1,892
Anaheim CA Public Finance Auth. Distribution System Rev	5.000%	10/1/2021 (1)	3,390	3,625
Azusa CA Public Financing Auth. Rev	5.000%	7/1/2039 (4)	13,230	14,213
Bay Area Toll Auth. CA Toll Bridge Rev	5.000%	4/1/2031	82,175	88,384
Cabrillo CA Community College Dist. Rev	0.000%	8/1/2028 (1)	2,250	893
California County CA Tobacco Securitization Agency	0.000%	6/1/2028	7,500	6,604
California County CA Tobacco Securitization Agency	0.000%	6/1/2036	7,500	6,612
California Educ. Fac. Auth. Rev. (Claremont Graduate Univ.)	5.000%	3/1/2042	8,330	8,676
California Educ. Fac. Auth. Rev. (College of Arts & Crafts)	6.875%	6/1/2019	1,615	1,978
California Educ. Fac. Auth. Rev. (College of Arts & Crafts)	5.750%	6/1/2025	2,000	2,113
California Educ. Fac. Auth. Rev. (Occidental College)	5.700%	10/1/2007 (1)(Prere.)	11,565	11,937
California Educ. Fac. Auth. Rev. (Univ. of The Pacific)	5.000%	11/1/2025	2,000	2,130
California Educ. Fac. Auth. Rev. (Univ. of The Pacific)	5.000%	11/1/2030	3,500	3,702
California Educ. Fac. Auth. Rev. (Univ. of The Pacific)	5.000%	11/1/2036	8,985	9,483
California GO	6.250%	9/1/2012 (3)	9,000	9,929
California GO	7.000%	11/1/2013 (3)	65	65
California GO	5.250%	10/1/2014 (3)	2,885	2,918
California GO	6.000%	8/1/2019 (3)	210	212
California GO	5.250%	2/1/2023 (1)	11,455	13,261
California GO	5.000%	9/1/2025	16,950	18,196
California GO	5.125%	2/1/2026	15,325	16,368
California GO	5.125%	2/1/2027	10,000	10,674
California GO	5.000%	9/1/2028	15,350	16,429
California GO	5.000%	6/1/2034	40,000	42,233
California GO (Kindergarten-Univ.) VRDO	3.480%	3/1/2007 LOC	8,400	8,400
California GO VRDO	3.500%	3/1/2007 LOC	8,200	8,200
California GO VRDO	3.550%	3/1/2007 LOC	9,420	9,420
California GO VRDO	3.560%	3/1/2007 LOC	14,600	14,600
California Health Fac. Finance Auth. Rev. (California-Nevada Methodist)	5.000%	7/1/2036	2,075	2,173
California Health Fac. Finance Auth. Rev. (Casa Colina)	6.125%	4/1/2032	10,000	10,767
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.750%	7/1/2015 (2)	500	503
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	6.000%	7/1/2017 (1)	21,890	22,367
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	4.750%	7/1/2019 (1)	765	766
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/2027	7,000	7,358
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/2034	10,000	10,452
California Health Fac. Finance Auth. Rev. (Scripps Health)	5.000%	10/1/2008 (1)(Prere.)	5,000	5,159
California Housing Finance Agency Home Mortgage Rev	6.050%	8/1/2027 (2)	5,000	5,107
California Infrastructure & Econ. Dev. Bank Rev. (Asian Art Museum)	5.250%	6/1/2007 (1)(Prere.)	6,245	6,334
California Infrastructure & Econ. Dev. Bank Rev. (Bay Area Toll)	5.000%	1/1/2028 (3)(Prere.)	7,500	8,588
California Infrastructure & Econ. Dev. Bank Rev. (California Science Center)	5.000%	5/1/2031 (3)	7,635	8,180
California Infrastructure & Econ. Dev. Bank Rev. (J. David Gladstone Institute)	5.500%	10/1/2018	3,905	4,179
California Infrastructure & Econ. Dev. Bank Rev. (J. David Gladstone Institute)	5.500%	10/1/2020	1,500	1,605
California Infrastructure & Econ. Dev. Bank Rev. (J. David Gladstone Institute)	5.250%	10/1/2034	20,040	21,075
California Infrastructure & Econ. Dev. Bank Rev. (Jewish Community Center) VRDO	3.510%	3/1/2007 (3)	3,400	3,400
California Infrastructure & Econ. Dev. Bank Rev. (Kaiser Hosp. Assn.)	5.500%	8/1/2031	7,610	8,084
California Infrastructure & Econ. Dev. Bank Rev. (Kaiser Hosp. Assn.)	5.550%	8/1/2031	5,500	5,857
California Infrastructure & Econ. Dev. Bank Rev. (Workers' Compensation)	5.250%	10/1/2013 (2)	30,000	32,825
California Infrastructure & Econ. Dev. Bank Rev. (Workers' Compensation)	5.250%	10/1/2014 (2)	25,815	28,223
California Infrastructure & Econ. Dev. Bank Rev. (YMCA of Metro. LA)	5.250%	2/1/2026 (2)	4,750	5,065
California Polytechnical Univ. Rev. (Pomona Student Union)	5.625%	7/1/2009 (3)(Prere.)	3,000	3,169
California Polytechnical Univ. Rev. (Pomona Student Union)	5.625%	7/1/2009 (3)(Prere.)	5,260	5,556
California Public Works Board Lease Rev. (Dept. of Corrections)	5.000%	1/1/2015 (2)	4,000	4,354
California Public Works Board Lease Rev. (Dept. of Corrections)	5.250%	1/1/2016 (2)	5,500	6,124
California Public Works Board Lease Rev. (Dept. of Corrections)	5.000%	1/1/2017	6,000	6,508
California Public Works Board Lease Rev. (Dept. of Corrections)	6.500%	9/1/2017 (2)	30,000	36,452
California Public Works Board Lease Rev. (Dept. of Corrections)	5.000%	12/1/2017 (1)	13,835	14,952
California Public Works Board Lease Rev. (Dept. of Corrections)	5.000%	12/1/2019 (1)	15,230	16,374
California Public Works Board Lease Rev. (Dept. of Health Services)	5.750%	11/1/2009 (1)(Prere.)	7,885	8,402
California Public Works Board Lease Rev. (UCLA Hosp.)	5.375%	10/1/2019 (4)	6,375	6,883
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/2030	17,000	18,053
California State Dept. of Water Resources Power Supply Rev	5.125%	5/1/2012 (Prere.)	20,000	21,633
California State Dept. of Water Resources Power Supply Rev	6.000%	5/1/2013	18,000	20,028
California State Dept. of Water Resources Power Supply Rev. VRDO	3.480%	3/1/2007 LOC	3,075	3,075
California State Dept. of Water Resources Power Supply Rev. VRDO	3.500%	3/1/2007 LOC	6,000	6,000
California State Dept. of Water Resources Power Supply Rev. VRDO	3.530%	3/1/2007 LOC	16,100	16,100
California State Dept. of Water Resources Power Supply Rev. VRDO	3.550%	3/1/2007 LOC	2,950	2,950
California State Dept. of Water Resources Power Supply Rev. VRDO	3.550%	3/1/2007 LOC	7,225	7,225
California State Econ. Recovery Bonds	5.250%	7/1/2014	24,000	26,452
California State Econ. Recovery Bonds	5.000%	7/1/2017 (3)	35,700	37,632
California State Univ. Rev. & Colleges Housing System Rev	5.625%	11/1/2009 (3)(Prere.)	6,920	7,357
California State Univ. Rev. Systemwide	5.250%	11/1/2019 (4)	5,000	5,458
California State Univ. Rev. Systemwide	5.250%	11/1/2020 (4)	4,745	5,164
California State Univ. Rev. Systemwide	5.000%	11/1/2021 (2)	17,215	18,579
California State Univ. Rev. Systemwide	5.000%	11/1/2032 (3)	25,000	26,341
California Statewide Community Dev. Auth. Rev. (Adventist Health)	5.000%	3/1/2035	14,500	15,062
California Statewide Community Dev. Auth. Rev. (Daughters of Charity Health)	5.250%	7/1/2030	5,000	5,283
California Statewide Community Dev. Auth. Rev. (Daughters of Charity Health)	5.250%	7/1/2035	5,250	5,536
California Statewide Community Dev. Auth. Rev. (Daughters of Charity Health)	5.000%	7/1/2039	5,000	5,144
California Statewide Community Dev. Auth. Rev. (Henry Mayo Newhall Memorial Hosp.)	5.000%	10/1/2018	5,875	6,079
California Statewide Community Dev. Auth. Rev. (Irvine Apartments) PUT	5.100%	5/17/2010	3,225	3,312
California Statewide Community Dev. Auth. Rev. (Irvine Apartments) PUT	5.250%	5/15/2013	7,000	7,206
California Statewide Community Dev. Auth. Rev. (Irvine Univ. of California East LLC)	5.000%	5/15/2038	18,000	18,907
California Statewide Community Dev. Auth. Rev. (John Muir Health Services)	5.000%	8/15/2032	10,880	11,519
California Statewide Community Dev. Auth. Rev. (John Muir Health Services)	5.000%	8/15/2034	15,140	16,017
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente)	5.500%	11/1/2032	18,250	19,302
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente)	5.250%	3/1/2045	35,000	37,300
California Statewide Community Dev. Auth. Rev. (Los Angeles Orthopedic Hosp. Foundation)	5.750%	6/1/2030 (2)	8,000	8,116
California Statewide Community Dev. Auth. Rev. (Memorial Health Services)	6.000%	10/1/2023	20,000	22,257
California Statewide Community Dev. Auth. Rev. (Presbyterian Homes)	4.875%	11/15/2036	7,230	7,373
California Statewide Community Dev. Auth. Rev. (Sutter Health)	5.500%	8/15/2034	10,885	11,723
Chino Basin CA Regional Financing Auth. Rev. (Inland Empire Util. Agency Sewer)	5.750%	11/1/2009 (1)(Prere.)	3,325	3,545
Chino Basin CA Regional Financing Auth. Rev. (Inland Empire Util. Agency Sewer)	5.750%	11/1/2009 (1)(Prere.)	1,000	1,066
Chino Basin CA Regional Financing Auth. Rev. (Muni. Water Dist. Sewer System)	6.000%	8/1/2016 (2)	5,500	5,511
Clovis CA USD GO	0.000%	8/1/2009 (3)(ETM)	7,570	6,923
Clovis CA USD GO	0.000%	8/1/2009 (3)(ETM)	7,500	6,859
Clovis CA USD GO	0.000%	8/1/2013 (3)	4,935	3,846
Clovis CA USD GO	0.000%	8/1/2015 (3)	2,770	1,986
Clovis CA USD GO	0.000%	8/1/2016 (3)	2,865	1,966
Clovis CA USD GO	0.000%	8/1/2026 (3)	6,000	2,616
Clovis CA USD GO	0.000%	8/1/2027 (3)	8,000	3,322
Clovis CA USD GO	0.000%	8/1/2029 (3)	8,005	3,030
Contra Costa CA Water Dist. Rev	5.000%	10/1/2017 (4)	7,015	7,439
Culver City CA Wastewater Fac. Rev	5.700%	9/1/2029 (3)	5,000	5,321
East Bay CA Muni. Util. Dist. Water System Rev	5.250%	6/1/2018	4,000	4,111
Eastern California Muni. Water. Dist. Water & Sewer Rev	6.750%	7/1/2012 (3)	8,500	9,422
Escondido CA Union High School Dist	0.000%	11/1/2020 (1)	4,000	2,272
Evergreen CA School Dist. GO	5.625%	9/1/2008 (3)(Prere.)	6,300	6,554
Fontana CA Public Finance Auth. Subordinate Lien Tax Allocation Rev. Bonds	5.000%	10/1/2029 (2)	9,450	10,074
Fontana CA Public Finance Auth. Subordinate Lien Tax Allocation Rev. Bonds	5.000%	10/1/2032 (2)	12,825	13,666
Fontana CA USD	5.250%	8/1/2027 (4)	6,700	7,278
Fontana CA USD	5.250%	8/1/2031 (4)	6,250	6,789
Foothill/Eastern Corridor Agency California Toll Road Rev	5.000%	1/15/2016 (1)	8,400	8,769
Foothill/Eastern Corridor Agency California Toll Road Rev	5.125%	1/15/2019 (1)	5,200	5,442
Foothill/Eastern Corridor Agency California Toll Road Rev	0.000%	1/15/2026	10,000	9,383
Foothill/Eastern Corridor Agency California Toll Road Rev	0.000%	1/15/2028 (1)	15,000	14,753
Foothill/Eastern Corridor Agency California Toll Road Rev	0.000%	1/15/2033	10,000	2,246
Foothill/Eastern Corridor Agency California Toll Road Rev	0.000%	1/15/2034	10,000	2,111
Foothill/Eastern Corridor Agency California Toll Road Rev	5.750%	1/15/2040 (1)	12,000	12,750
Foothill-De Anza CA Community College Dist. GO	0.000%	8/1/2017 (1)	3,000	1,970
Foothill-De Anza CA Community College Dist. GO	0.000%	8/1/2022 (1)	3,850	2,022
Foothill-De Anza CA Community College Dist. GO	6.000%	8/1/2022	5,590	6,882
Foothill-De Anza CA Community College Dist. GO	0.000%	8/1/2023 (1)	3,590	1,799
Foothill-De Anza CA Community College Dist. GO	0.000%	8/1/2025 (1)	2,390	1,091
Fresno CA Airport Rev	5.500%	7/1/2030 (4)	1,500	1,590
Fullerton Univ. California Rev	5.700%	7/1/2020 (1)	2,165	2,323
Golden State Tobacco Securitization Corp. California	5.375%	6/1/2010 (Prere.)	25,000	26,351
Golden State Tobacco Securitization Corp. California	5.500%	6/1/2013 (3)(Prere.)	5,000	5,495
Golden State Tobacco Securitization Corp. California	5.000%	6/1/2030 (2)	20,000	20,995
Hartnell CA Community College Dist. GO	5.000%	8/1/2013 (1)(Prere.)	1,550	1,678
Hartnell CA Community College Dist. GO	5.000%	8/1/2013 (1)(Prere.)	1,735	1,878
Hartnell CA Community College Dist. GO	5.000%	8/1/2013 (1)(Prere.)	2,370	2,565
Helix CA Water Dist. COP	5.000%	4/1/2019 (4)	4,250	4,396
Hollister CA Joint Powers Financing Auth. Wastewater Rev	5.000%	6/1/2032 (4)	6,000	6,420
Hollister CA Joint Powers Financing Auth. Wastewater Rev	5.000%	6/1/2037 (4)	7,000	7,475
Huntington Beach CA Union High School Dist. GO	5.000%	8/1/2018 (4)	6,300	6,810
Huntington Beach CA Union High School Dist. GO	5.000%	8/1/2021 (4)	8,000	8,584
Irvine CA USD Financing Auth. Special Tax	5.000%	9/1/2030 (2)	19,175	20,432
Irvine CA USD Financing Auth. Special Tax	5.000%	9/1/2034 (2)	16,000	17,029
Kern CA High School Dist. GO	6.400%	8/1/2014 (1)(ETM)	1,490	1,759
Kern CA High School Dist. GO	6.400%	8/1/2015 (1)(ETM)	1,645	1,971
Kern CA High School Dist. GO	6.400%	8/1/2016 (1)(ETM)	1,815	2,203
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/2012 (3)(Prere.)	1,570	1,709
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/2012 (3)(Prere.)	1,775	1,933
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/2012 (3)(Prere.)	2,000	2,178
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/2012 (3)(Prere.)	1,890	2,058
Loma Linda CA Hosp. Rev. (Loma Linda Univ.)	5.000%	12/1/2020	6,155	6,434
Loma Linda CA Hosp. Rev. (Loma Linda Univ.)	5.000%	12/1/2021	2,500	2,606
Long Beach CA Finance Auth. Lease Rev. (Aquarium of the South Pacific)	5.500%	11/1/2013 (2)	3,680	3,970
Long Beach CA Finance Auth. Lease Rev. (Aquarium of the South Pacific)	5.500%	11/1/2018 (2)	4,675	5,041
Long Beach CA Finance Auth. Lease Rev. (Rainbow Harbor)	5.125%	5/1/2009 (2)(Prere.)	5,500	5,734
Long Beach CA Finance Auth. Lease Rev. (Temple & Willis Fac.)	5.500%	10/1/2018 (1)	5,030	5,265
Long Beach CA Finance Auth. Tax Rev	5.500%	8/1/2026 (2)	7,570	9,070
Long Beach CA Finance Auth. Tax Rev	5.500%	8/1/2031 (2)	4,015	4,884
Long Beach CA Harbor Rev	5.000%	5/15/2017 (3)	3,655	3,944
Los Angeles CA Community College Dist. GO	5.500%	8/1/2011 (1)(Prere.)	8,810	9,511
Los Angeles CA Dept. of Airports International Airport Rev	5.250%	5/15/2017 (3)	6,800	7,255
Los Angeles CA Dept. of Water & Power Rev	5.000%	10/15/2018 (1)(ETM)	11,600	11,945
Los Angeles CA Dept. of Water & Power Rev	5.250%	7/1/2021 (4)	2,830	2,985
Los Angeles CA Dept. of Water & Power Rev	5.000%	7/1/2025 (4)	20,000	21,479
Los Angeles CA Dept. of Water & Power Rev	5.000%	7/1/2036 (3)	2,925	3,070
Los Angeles CA Dept. of Water & Power Rev. VRDO	3/1/2007	2,700	2,700
Los Angeles CA Muni. Improvement Corp. Lease Rev. (Police Headquarters Fac.)	5.000%	1/1/2023 (3)	14,700	15,960
Los Angeles CA Muni. Improvement Corp. Lease Rev. (Police Headquarters Fac.)	5.000%	1/1/2024 (3)	15,435	16,719
Los Angeles CA USD GO	5.250%	7/1/2014 (1)	12,715	13,887
Los Angeles CA USD GO	5.000%	7/1/2026 (2)	8,745	9,442
Los Angeles CA USD GO	5.000%	7/1/2027 (2)	11,280	12,170
Los Angeles CA USD GO	5.000%	7/1/2030 (3)	7,500	8,079
Los Angeles CA Wastewater System Rev	6.000%	6/1/2021 (3)	4,000	4,927
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev	5.250%	7/1/2007 (1)(Prere.)	7,700	7,820
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev	5.250%	7/1/2007 (1)(Prere.)	2,710	2,752
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev	5.250%	7/1/2016 (1)	4,790	4,862
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev	5.000%	7/1/2019 (4)	6,170	6,402
Los Angeles County CA Public Works Financing Auth. Rev	5.500%	10/1/2007 (Prere.)	2,905	2,967
Los Angeles County CA Public Works Financing Auth. Rev	5.125%	12/1/2007 (2)(Prere.)	16,000	16,345
Los Angeles County CA Public Works Financing Auth. Rev	5.250%	5/1/2010 (2)(Prere.)	4,700	4,943
Los Angeles County CA Public Works Financing Auth. Rev	5.500%	10/1/2012	1,595	1,627
Los Angeles County CA Public Works Financing Auth. Rev	5.000%	10/1/2016 (1)	3,040	3,094
Los Angeles County CA Public Works Financing Auth. Rev	5.500%	10/1/2018 (4)	2,700	2,991
Los Angeles County CA Public Works Financing Auth. Rev	5.000%	12/1/2023 (1)	4,000	4,308
Los Angeles County CA Public Works Financing Auth. Rev	5.000%	12/1/2024 (1)	4,000	4,299
Los Angeles County CA Public Works Financing Auth. Rev	5.000%	12/1/2025 (1)	2,165	2,325
Los Angeles County CA Schools COP	0.000%	8/1/2014 (2)(ETM)	1,000	745
Los Angeles County CA Schools COP	0.000%	8/1/2020 (2)	2,095	1,185
Metro. Water Dist. of Southern California Rev	8.000%	7/1/2008 (ETM)	2,000	2,115
Metro. Water Dist. of Southern California Rev	5.000%	7/1/2028	4,235	4,562
Metro. Water Dist. of Southern California Rev	5.000%	7/1/2029	5,500	5,925
Metro. Water Dist. of Southern California Rev	5.000%	7/1/2035	16,935	18,216
Metro. Water Dist. of Southern California Rev. VRDO	3.560%	3/1/2007	3,800	3,800
Modesto CA High School Dist. GO	0.000%	8/1/2015 (3)	5,000	3,584
Modesto CA High School Dist. GO	0.000%	8/1/2017 (3)	3,000	1,970
Modesto CA High School Dist. GO	0.000%	8/1/2018 (3)	3,225	2,022
Modesto CA Irrigation Dist. COP	5.000%	7/1/2020 (1)	2,175	2,307
Modesto CA Irrigation Dist. COP	5.000%	10/1/2031 (2)	14,540	15,616
Modesto CA Irrigation Dist. COP	5.000%	10/1/2036 (2)	14,795	15,854
Modesto CA Irrigation Dist. Finance Auth. Rev. (Woodland Project)	6.500%	10/1/2011 (2)(ETM)	6,975	7,497
Modesto CA Irrigation Dist. Finance Auth. Rev. (Woodland Project)	6.500%	10/1/2022 (2)(ETM)	9,750	11,985
Monterey Park CA Redev. Agency Tax Allocation	5.000%	9/1/2016 (4)	1,010	1,076
Monterey Park CA Redev. Agency Tax Allocation	5.000%	9/1/2017 (4)	1,060	1,123
Monterey Park CA Redev. Agency Tax Allocation	5.000%	9/1/2018 (4)	1,115	1,184
Monterey Park CA Redev. Agency Tax Allocation	5.000%	9/1/2019 (4)	1,120	1,190
Monterey Park CA Redev. Agency Tax Allocation	5.000%	9/1/2020 (4)	1,180	1,253
Mount San Antonio California Community College Dist	5.250%	8/1/2014 (1)(Prere.)	2,720	3,010
Mount San Antonio California Community College Dist	5.250%	8/1/2014 (1)(Prere.)	2,860	3,165
Mount San Antonio California Community College Dist	5.250%	8/1/2014 (1)(Prere.)	3,010	3,331
Mount San Antonio California Community College Dist	5.250%	8/1/2014 (1)(Prere.)	2,000	2,213
Mount San Antonio California Community College Dist	5.250%	8/1/2014 (1)(Prere.)	3,335	3,690
Mount San Antonio California Community College Dist	5.250%	8/1/2014 (1)(Prere.)	3,170	3,508
MSR California Public Power Agency Rev. (San Juan Project)	6.125%	7/1/2013 (2)	8,000	8,777
MSR California Public Power Agency Rev. (San Juan Project)	6.750%	7/1/2020 (1)(ETM)	34,090	40,530
Natomas CA USD GO	5.200%	9/1/2019 (3)	5,000	5,204
New Haven CA USD GO	12.000%	8/1/2016 (4)	2,480	4,104
New Haven CA USD GO	12.000%	8/1/2017 (4)	1,500	2,538
Newark CA USD GO	0.000%	8/1/2011 (4)	1,670	1,411
Newark CA USD GO	0.000%	8/1/2012 (4)	1,820	1,478
Newark CA USD GO	0.000%	8/1/2013 (4)	2,050	1,597
North Orange County CA Community College Dist. GO	5.375%	8/1/2012 (1)(Prere.)	5,080	5,562
Northern California Power Agency (Hydroelectric Project)	6.300%	7/1/2018 (1)	10,000	12,199
Northern California Power Agency (Hydroelectric Project)	7.500%	7/1/2021 (2)(Prere.)	1,810	2,456
Northern California Power Agency (Hydroelectric Project)	5.000%	7/1/2028 (1)	14,255	14,583
Oakland CA Redev. Agency (Central Dist.)	5.500%	2/1/2014 (2)	5,500	5,856
Oakland CA Redev. Agency Tax Allocation (Coliseum Area)	5.250%	3/1/2013 (Prere.)	3,730	4,062
Oakland CA Redev. Agency Tax Allocation (Coliseum Area)	5.250%	3/1/2013 (Prere.)	2,380	2,592
Oceanside CA Community Dev. Comm. Multifamily Rental Housing Rev. PUT	4.450%	4/1/2011	4,260	4,335
Orange County CA Sanitation Dist. COP VRDO	3.500%	3/1/2007	1,200	1,200
Palmdale CA COP	5.250%	9/1/2019 (1)	1,310	1,424
Palmdale CA COP	5.250%	9/1/2020 (1)	1,450	1,575
Palmdale CA COP	5.250%	9/1/2021 (1)	1,605	1,742
Palmdale CA COP	5.250%	9/1/2022 (1)	1,765	1,914
Palo Alto CA Improvement Rev. (Univ. Avenue Area Parking)	5.700%	9/2/2018	890	915
Palo Alto CA Improvement Rev. (Univ. Avenue Area Parking)	5.700%	9/2/2019	895	920
Palo Alto CA Improvement Rev. (Univ. Avenue Area Parking)	5.750%	9/2/2020	890	915
Palo Alto CA Improvement Rev. (Univ. Avenue Area Parking)	5.750%	9/2/2026	4,460	4,585
Palomar Pomerado Health System California Rev	5.375%	11/1/2011 (1)	3,865	4,035
Palomar Pomerado Health System California Rev	5.375%	11/1/2013 (1)	6,730	7,008
Pittsburg CA Redev. Agency Tax Allocation (Los Medanos Community Dev.)	5.700%	8/1/2013 (4)(Prere.)	7,000	7,951
Pittsburg CA Redev. Agency Tax Allocation (Los Medanos Community Dev.)	0.000%	8/1/2019 (2)	1,150	688
Pittsburg CA Redev. Agency Tax Allocation (Los Medanos Community Dev.)	0.000%	8/1/2021 (2)	2,575	1,410
Pittsburg CA Redev. Agency Tax Allocation (Los Medanos Community Dev.)	0.000%	8/1/2022 (2)	3,755	1,966
Pittsburg CA Redev. Agency Tax Allocation (Los Medanos Community Dev.)	0.000%	8/1/2024 (2)	1,000	477
Pomona CA USD GO	5.600%	8/1/2014 (1)(ETM)	1,585	1,790
Pomona CA USD GO	5.600%	8/1/2015 (1)(ETM)	2,000	2,282
Pomona CA USD GO	5.600%	8/1/2016 (1)(ETM)	1,000	1,151
Pomona CA USD GO	7.500%	8/1/2017 (1)(ETM)	2,540	3,353
Port of Oakland CA Rev	5.400%	11/1/2017 (1)	16,705	17,223
Rancho Mirage CA Joint Powers Financing Auth. Rev. (Eisenhower Medical Center)	5.625%	7/1/2034	12,000	13,165
Rancho Mirage CA Redev. Agency Tax Allocation	5.125%	4/1/2021 (1)	2,650	2,795
Rancho Mirage CA Redev. Agency Tax Allocation	5.250%	4/1/2026 (1)	2,905	3,073
Rancho Mirage CA Redev. Agency Tax Allocation	5.250%	4/1/2033 (1)	3,000	3,170
Riverside CA USD Special Tax (Community Fac. Dist. 7 - Victoria Grove)	5.000%	9/1/2031 (2)	7,295	7,820
Riverside County CA Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp.)	0.000%	6/1/2013 (1)	5,000	3,912
Riverside County CA Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp.)	0.000%	6/1/2014 (1)	2,000	1,499
Riverside County CA Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp.)	0.000%	6/1/2015 (1)	2,000	1,436
Sacramento CA Financing Auth. Lease Rev	5.375%	11/1/2014 (2)	9,750	10,445
Sacramento CA Financing Auth. Lease Rev	5.400%	11/1/2020 (2)	6,785	7,763
Sacramento CA Financing Auth. Lease Rev	5.250%	12/1/2030 (2)	33,945	39,463
Sacramento CA Muni. Util. Dist. Rev	5.800%	7/1/2019 (2)	6,000	7,154
Sacramento CA Muni. Util. Dist. Rev	5.900%	7/1/2020 (2)	15,850	19,178
Sacramento County CA Airport Rev	5.250%	7/1/2018 (4)	2,305	2,470
Sacramento County CA Public Fac. Finance Corp. COP (Main Detention Fac.)	5.500%	6/1/2010 (1)(ETM)	4,760	4,915
Sacramento County CA Sanitation Dist. Financing Auth	5.000%	12/1/2026 (3)	5,000	5,395
Sacramento County CA Sanitation Dist. Financing Auth	5.000%	12/1/2027 (3)	7,470	8,055
Sacramento County CA Sanitation Dist. Financing Auth	5.000%	12/1/2029 (3)	7,890	8,495
Sacramento County CA Sanitation Dist. Financing Auth	5.000%	12/1/2030 (3)	5,650	6,092
Sacramento County CA Sanitation Dist. Financing Auth	5.000%	12/1/2035 (2)	15,000	16,401
San Bernardino CA Multifamily Housing Rev. (Alta Park Mountain Vista Apartments) PUT	4.450%	5/1/2010 (Prere.)	7,000	7,185
San Bernardino County CA Medical Center COP	6.500%	8/1/2017 (1)	17,915	21,164
San Bernardino County CA Medical Center COP	5.500%	8/1/2022 (1)	8,940	10,495
San Diego CA USD GO	0.000%	7/1/2015 (3)	5,370	3,862
San Diego CA USD GO	0.000%	7/1/2016 (3)	4,565	3,143
San Diego CA USD GO	5.500%	7/1/2023 (1)	8,205	9,681
San Diego CA USD GO	5.500%	7/1/2024 (1)	10,000	11,863
San Diego CA USD GO	5.500%	7/1/2025 (1)	9,000	10,742
San Diego CA Water Auth. Rev. COP	5.250%	5/1/2008 (3)(Prere.)	14,290	14,710
San Diego CA Water Auth. Rev. COP	5.000%	5/1/2017	2,300	2,357
San Diego County CA COP	5.250%	10/1/2021	1,485	1,557
San Diego County CA COP	5.000%	2/1/2028 (2)	2,000	2,123
San Diego County CA COP	5.250%	10/1/2028	2,745	2,865
San Diego County CA COP	5.000%	2/1/2030 (2)	2,345	2,490
San Diego County CA COP	5.375%	10/1/2041	8,545	8,926
San Francisco CA Bay Area Rapid Transit Rev	6.750%	7/1/2010 (2)	6,370	6,994
San Francisco CA Bay Area Rapid Transit Rev	6.750%	7/1/2011 (2)	7,455	8,384
San Francisco CA City & County International Airport Rev	5.250%	5/1/2012 (1)(Prere.)	4,305	4,646
San Francisco CA City & County International Airport Rev	5.250%	5/1/2012 (1)(Prere.)	5,020	5,417
San Francisco CA City & County International Airport Rev	5.250%	5/1/2012 (1)(Prere.)	4,770	5,148
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev	0.000%	1/15/2021 (1)	12,385	6,974
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev	0.000%	1/15/2024 (1)	15,000	7,363
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev	0.000%	1/15/2025 (1)	18,250	8,514
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev	0.000%	1/15/2030 (1)	7,000	2,603
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev	0.000%	1/15/2031 (1)	11,950	4,246
San Jose CA Redev. Agency	5.000%	8/1/2010 (1)(Prere.)	1,525	1,611
San Jose CA Redev. Agency	6.000%	8/1/2011 (1)	5,930	6,499
San Jose CA Redev. Agency	6.000%	8/1/2011 (1)(ETM)	2,915	3,206
San Jose CA Redev. Agency	5.000%	8/1/2026 (1)	37,955	40,995
San Juan CA USD GO	0.000%	8/1/2013 (4)	2,220	1,730
San Juan CA USD GO	0.000%	8/1/2014 (4)	2,610	1,952
San Juan CA USD GO	0.000%	8/1/2016 (4)	2,000	1,372
San Juan CA USD GO	0.000%	8/1/2018 (4)	1,785	1,119
San Juan CA USD GO	0.000%	8/1/2019 (4)	2,210	1,325
San Juan CA USD GO	0.000%	8/1/2020 (4)	4,930	2,829
San Mateo CA Redev. Auth. Tax Allocation	5.400%	8/1/2019	2,575	2,718
San Mateo CA Redev. Auth. Tax Allocation	5.400%	8/1/2020	1,000	1,054
San Mateo CA Redev. Auth. Tax Allocation	5.500%	8/1/2021	2,635	2,785
San Mateo County CA Community College Dist. GO	5.000%	9/1/2031	5,000	5,380
San Mateo County CA Community College Dist. GO	5.000%	9/1/2038	14,715	15,773
San Mateo County CA Finance Auth. Rev	6.500%	7/1/2013 (1)	14,560	16,199
San Mateo County CA Joint Powers Auth. Lease Rev	5.000%	7/1/2021 (1)	3,500	3,879
San Ramon Valley CA USD GO	0.000%	7/1/2009 (3)	4,895	4,485
San Ramon Valley CA USD GO	0.000%	7/1/2010 (3)	7,050	6,215
San Ramon Valley CA USD GO	0.000%	7/1/2012 (3)	6,645	5,412
San Ramon Valley CA USD GO	0.000%	7/1/2013 (3)	7,430	5,809
San Ramon Valley CA USD GO	0.000%	7/1/2014 (3)	8,290	6,221
San Ramon Valley CA USD GO	0.000%	7/1/2015 (3)	5,605	4,031
Santa Ana CA Finance Auth. Rev	6.250%	7/1/2016 (1)	5,345	6,397
Santa Ana CA Finance Auth. Rev	6.250%	7/1/2017 (1)	2,000	2,406
Santa Clara CA Electric Rev	5.250%	7/1/2019 (1)	2,200	2,386
Santa Clara CA Electric Rev	5.250%	7/1/2020 (1)	1,550	1,681
Santa Clara CA Electric Rev	5.000%	7/1/2021 (1)	4,895	5,186
Santa Clara CA Redev. Agency (Bayshore North)	7.000%	7/1/2010 (2)	5,785	6,119
Santa Clara County CA Financing Auth. Lease Rev	5.500%	5/15/2013 (2)	5,050	5,376
Santa Clara County CA Financing Auth. Lease Rev	5.500%	5/15/2014 (2)	5,325	5,668
Santa Clara County CA Financing Auth. Lease Rev	5.500%	5/15/2015 (2)	5,620	5,982
Santa Monica-Malibu CA USD Rev	0.000%	8/1/2020 (3)	6,715	3,853
Santa Rosa CA Waste Water Rev	6.000%	7/2/2015 (2)	7,000	7,829
Santa Rosa CA Waste Water Rev	6.000%	9/1/2015 (3)	5,580	6,263
Solano County CA COP	5.250%	11/1/2012 (1)(Prere.)	3,785	4,103
Solano County CA COP	5.250%	11/1/2012 (1)(Prere.)	3,770	4,087
South San Francisco CA Redev. Agency Tax Allocation	5.000%	9/1/2035 (3)	8,610	9,215
Southern California Public Power Auth. Rev. (Transmission Project)	5.750%	7/1/2021 (1)	220	220
Tobacco Securitization Auth. Rev. (Southern California Tobacco Settlement)	4.750%	6/1/2025	8,750	8,781
Ukiah CA Electric Rev	6.000%	6/1/2008 (1)	2,000	2,014
Ukiah CA Electric Rev	6.250%	6/1/2018 (1)	6,000	6,935
Union CA Elementary School Dist. GO	0.000%	9/1/2015 (3)	3,860	2,758
Union CA Elementary School Dist. GO	0.000%	9/1/2016 (3)	1,500	1,026
Union CA Elementary School Dist. GO	0.000%	9/1/2017 (3)	2,295	1,502
Union CA Elementary School Dist. GO	0.000%	9/1/2018 (3)	1,630	1,018
Union CA Elementary School Dist. GO	0.000%	9/1/2019 (3)	1,750	1,046
Union CA Elementary School Dist. GO	0.000%	9/1/2020 (3)	2,300	1,315
Union CA Elementary School Dist. GO	0.000%	9/1/2021 (3)	2,000	1,094
Univ. of California Rev	5.000%	5/15/2033 (2)	30,790	32,450
Univ. of California Rev. (San Diego Medical Center)	5.125%	12/1/2018 (4)	3,695	3,897
Univ. of California Rev. (San Diego Medical Center)	5.125%	12/1/2019 (4)	3,000	3,164
Vallejo CA Sanitation & Flood Control COP	5.000%	7/1/2019 (3)	5,000	5,534
1 Walnut Valley CA USD	6.000%	8/1/2012 (2)(ETM)	1,790	2,004
1 Walnut Valley CA USD	6.000%	8/1/2013 (2)(ETM)	1,980	2,256
Walnut Valley CA USD	6.000%	8/1/2014 (2)(ETM)	2,205	2,547
Walnut Valley CA USD	6.000%	8/1/2015 (2)(ETM)	2,470	2,889
Walnut Valley CA USD	6.000%	8/1/2016 (2)(ETM)	2,690	3,181
West Contra Costa CA USD	0.000%	8/1/2030 (3)	6,235	2,255
West Contra Costa CA USD	0.000%	8/1/2031 (3)	6,670	2,304
West Contra Costa CA USD	0.000%	8/1/2032 (3)	7,650	2,524
West Contra Costa CA USD	0.000%	8/1/2033 (3)	9,780	3,080
West Contra Costa CA USD	0.000%	8/1/2034 (3)	10,270	3,088
Whittier CA Insured Health Fac. Rev. (Presbyterian Hosp.)	6.250%	6/1/2007 (1)(ETM)	4,260	4,289
Whittier CA Insured Health Fac. Rev. (Presbyterian Hosp.)	6.250%	6/1/2008 (1)(ETM)	3,530	3,646
Yuba City CA USD	0.000%	9/1/2015 (3)	1,870	1,336
Yuba City CA USD	0.000%	9/1/2017 (3)	2,060	1,348
Yuba City CA USD	0.000%	9/1/2019 (3)	2,270	1,356
Outside California:	0	0
Puerto Rico GO	5.500%	7/1/2016 (1)	10,000	11,402
Puerto Rico GO	5.500%	7/1/2019 (2)	6,500	7,566
Puerto Rico GO	5.250%	7/1/2027	10,000	10,901
Puerto Rico GO	5.000%	7/1/2033	7,500	7,818
Puerto Rico Govt. Dev. Bank VRDO	3.340%	3/7/2007 (1)	1,100	1,100
Puerto Rico Highway & Transp. Auth. Rev	5.250%	7/1/2010	5,000	5,219
Puerto Rico Highway & Transp. Auth. Rev. VRDO	3.420%	3/7/2007 (2)	2,000	2,000
Puerto Rico Muni. Finance Agency	5.250%	7/1/2019 (11)	2,250	2,564
Puerto Rico Muni. Finance Agency	5.250%	8/1/2019 (4)	7,000	7,983
Puerto Rico Muni. Finance Agency	5.250%	7/1/2020 (11)	1,300	1,487
Puerto Rico Muni. Finance Agency	5.250%	8/1/2020 (11)	2,255	2,581
Puerto Rico Muni. Finance Agency	5.250%	7/1/2021 (11)	1,445	1,661
Puerto Rico Muni. Finance Agency	5.250%	8/1/2022 (11)	3,000	3,462
Puerto Rico Muni. Finance Agency	5.250%	8/1/2023 (11)	1,000	1,157
Puerto Rico Public Buildings Auth. Govt. Fac. Rev	5.250%	7/1/2033	5,250	5,633
Puerto Rico Public Finance Corp. PUT	5.750%	2/1/2012 LOC	16,000	17,188

Total Municipal Bonds (Cost $2,594,315)				2,741,921

Other Assets and Liabilities - Net (1.0%)				26,886

Net Assets (100%)				2,768,807

1	Securities with a value of $4,260,000 have been segregated as initial margin for open futures contracts.

KEY TO ABBREVIATIONS
ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At February 28, 2007, the cost of investment securities for tax purposes was $2,611,617,000. Net unrealized appreciation of investment securities for tax purposes was $130,304,000, consisting of unrealized gains of $131,178,000 on securities that had risen in value since their purchase and $874,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At February 28, 2007, the aggregate settlement value of open futures contracts expiring in June 2007, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

30-Year U.S. Treasury Bond	(965)	108,985	(1,142)
10-Year U.S Treasury Note	(845)	91,762	(616)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard California Intermediate-Term Tax-Exempt Fund
Schedule of Investments
February 28, 2007

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Municipal Bonds (99.0%)

ABAG Finance Auth. for Non-Profit Corp. California (Children's Hosp. Medical Center) COP	6.000%	12/1/2015 (2)	9,180	9,824
Alameda CA Corridor Transp. Auth. Rev	5.125%	10/1/2014 (1)	10,150	10,614
Alameda County CA (Medical Center) COP	5.250%	6/1/2008 (1)(ETM)	1,965	2,007
Alameda County CA (Medical Center) COP	5.250%	6/1/2009 (1)(ETM)	2,910	2,998
Alameda County CA (Medical Center) COP	5.250%	6/1/2012 (1)(ETM)	1,595	1,642
Alameda County CA (Medical Center) COP	5.250%	6/1/2013 (1)(ETM)	1,785	1,838
Alameda County CA (Medical Center) COP	5.375%	6/1/2014 (1)(ETM)	1,880	1,939
Alameda County CA (Medical Center) COP	5.375%	6/1/2015 (1)(ETM)	3,960	4,083
Alameda County CA COP	5.375%	12/1/2010 (1)	2,000	2,124
Alameda County CA COP	5.375%	12/1/2012 (1)	11,000	11,909
Alameda County CA COP	5.375%	12/1/2013 (1)	13,930	15,081
Alameda County CA COP	5.375%	12/1/2014 (1)	4,790	5,186
Alameda County CA COP	5.375%	12/1/2015 (1)	1,500	1,620
Anaheim CA Public Finance Auth. Electric System Rev	5.250%	10/1/2014 (4)	2,330	2,519
Anaheim CA Public Finance Auth. Electric System Rev	5.000%	10/1/2015 (4)	4,010	4,270
Anaheim CA Public Finance Auth. Electric System Rev	5.000%	10/1/2016 (4)	5,000	5,316
Anaheim CA Public Finance Auth. Electric System Rev	5.000%	10/1/2016 (1)	1,915	2,056
Anaheim CA Public Finance Auth. Electric System Rev	5.250%	10/1/2017 (4)	2,750	2,953
Anaheim CA Public Finance Auth. Electric System Rev	5.000%	10/1/2020 (1)	4,210	4,600
Anaheim CA Public Finance Auth. Electric System Rev	5.000%	10/1/2021 (1)	4,425	4,828
Anaheim CA Public Finance Auth. Electric System Rev	5.000%	10/1/2022 (1)	4,660	5,076
Anaheim CA Public Finance Auth. Electric System Rev	5.000%	10/1/2024 (1)	5,175	5,614
Anaheim CA Public Finance Auth. Electric System Rev	5.000%	10/1/2025 (1)	5,450	5,903
Anaheim CA Union High School Dist. GO	5.375%	8/1/2012 (4)(Prere.)	1,250	1,361
Anaheim CA Union High School Dist. GO	5.375%	8/1/2012 (4)(Prere.)	2,235	2,433
Anaheim CA Union High School Dist. GO	5.375%	8/1/2012 (4)(Prere.)	1,000	1,089
Antioch CA Public Finance Auth. Reassessment Rev	5.000%	9/2/2013 (2)	10,030	10,220
Bay Area CA Infrastructure Financing Auth. Rev	5.000%	8/1/2017 (2)	32,610	34,203
Bay Area CA Infrastructure Financing Auth. Rev	5.000%	8/1/2017 (3)	50,000	52,940
Bay Area Toll Auth. CA Toll Bridge Rev	5.000%	4/1/2022	11,825	12,831
Bay Area Toll Auth. CA Toll Bridge Rev	5.000%	4/1/2026	15,500	16,708
Burbank CA Public Finance Auth	5.250%	12/1/2012 (2)	3,540	3,833
Burbank CA Public Finance Auth	5.250%	12/1/2013 (2)	4,615	5,053
Cabrillo CA Community College Dist. Rev	0.000%	8/1/2011 (3)	2,465	2,082
Cabrillo CA Community College Dist. Rev	0.000%	8/1/2012 (3)	2,525	2,050
Cabrillo CA Community College Dist. Rev	0.000%	8/1/2013 (3)	2,590	2,018
Cabrillo CA Community College Dist. Rev	0.000%	8/1/2014 (3)	2,655	1,986
California County CA Tobacco Securitization Agency	0.000%	6/1/2021	15,000	13,255
California Dept. of Water Resources Water System Rev. (Central Valley)	5.000%	12/1/2012 (3)	3,640	3,903
California Educ. Fac. Auth. Rev. (College of Arts & Crafts)	6.875%	6/1/2014	360	417
California Educ. Fac. Auth. Rev. (College of Arts & Crafts)	6.875%	6/1/2015	380	446
California Educ. Fac. Auth. Rev. (College of Arts & Crafts)	6.875%	6/1/2016	400	474
California Educ. Fac. Auth. Rev. (Univ. of Southern California)	5.600%	10/1/2009	2,680	2,763
California GO	6.500%	2/1/2008	1,120	1,149
California GO	5.750%	12/1/2009 (3)	11,765	12,438
California GO	5.750%	2/1/2011 (3)	6,500	7,007
California GO	5.000%	6/1/2012	16,280	17,282
California GO	5.375%	4/1/2015	7,095	7,601
California GO	5.250%	2/1/2018 (1)	5,000	5,658
California GO	5.000%	9/1/2018	34,300	37,282
California GO	5.000%	8/1/2019	30,000	32,269
California GO	5.000%	9/1/2019	35,100	38,035
California GO	5.000%	3/1/2020	55,385	59,305
California GO	5.000%	6/1/2022	13,260	14,184
California GO	5.000%	8/1/2023 (4)	32,120	34,540
California GO	5.000%	9/1/2023	12,120	13,041
California GO	5.250%	11/1/2027	4,000	4,305
California GO (Kindergarten-Univ.) VRDO	3.480%	3/1/2007 LOC	700	700
California GO VRDO	3.500%	3/1/2007 LOC	24,750	24,750
California GO VRDO	3.500%	3/1/2007 LOC	7,410	7,410
California GO VRDO	3.560%	3/1/2007 LOC	9,100	9,100
California Health Fac. Finance Auth. Rev. (Adventist Health System)	5.000%	3/1/2016	2,170	2,275
California Health Fac. Finance Auth. Rev. (Adventist Health System)	5.000%	3/1/2019	1,025	1,069
California Health Fac. Finance Auth. Rev. (California-Nevada Methodist)	5.000%	7/1/2026	1,740	1,844
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.500%	7/1/2007 (1)(Prere.)	85	87
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.500%	7/1/2007 (1)(Prere.)	75	77
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.500%	7/1/2007 (1)(Prere.)	105	108
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.500%	7/1/2007 (1)(Prere.)	1,060	1,088
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.500%	7/1/2007 (1)(Prere.)	905	929
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.500%	7/1/2007 (1)(Prere.)	975	1,001
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.500%	7/1/2007 (1)(Prere.)	95	97
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.500%	7/1/2007 (1)(Prere.)	95	97
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.500%	7/1/2007 (1)(Prere.)	1,170	1,201
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.500%	7/1/2007 (1)(Prere.)	1,075	1,103
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.500%	7/1/2008 (1)	2,230	2,285
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.500%	7/1/2009 (1)	2,425	2,487
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.875%	7/1/2009 (2)	615	619
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.500%	7/1/2010 (1)	2,080	2,133
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.750%	7/1/2010 (1)	5,495	5,614
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.500%	7/1/2011 (1)	2,675	2,743
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.500%	7/1/2012 (1)	2,465	2,528
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/2014	4,000	4,250
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/2016	2,000	2,133
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/2017	4,585	4,882
California Health Fac. Finance Auth. Rev. (Kaiser Permanente)	5.250%	6/1/2009 (4)(ETM)	6,290	6,521
California Health Fac. Finance Auth. Rev. (Kaiser Permanente)	0.000%	10/1/2009 (1)	7,140	6,483
California Health Fac. Finance Auth. Rev. (Kaiser Permanente)	5.250%	10/1/2009 (2)(ETM)	10,525	10,904
California Health Fac. Finance Auth. Rev. (Kaiser Permanente)	5.250%	6/1/2010 (4)(ETM)	5,310	5,518
California Health Fac. Finance Auth. Rev. (Kaiser Permanente)	5.250%	6/1/2011 (4)(ETM)	7,250	7,534
California Health Fac. Finance Auth. Rev. (Kaiser Permanente)	5.250%	10/1/2016 (ETM)	5,000	5,174
California Health Fac. Finance Auth. Rev. (Lucile Salter Packard Hosp.)	5.000%	8/15/2014 (2)	2,280	2,451
California Health Fac. Finance Auth. Rev. (Lucile Salter Packard Hosp.)	5.000%	8/15/2015 (2)	2,245	2,408
California Health Fac. Finance Auth. Rev. (Lucile Salter Packard Hosp.)	5.000%	8/15/2016 (2)	2,515	2,689
California Health Fac. Finance Auth. Rev. (Lucile Salter Packard Hosp.)	5.000%	8/15/2017 (2)	2,630	2,806
California Health Fac. Finance Auth. Rev. (Pomona Valley Hosp.)	5.500%	7/1/2010 (1)	3,570	3,661
California Health Fac. Finance Auth. Rev. (Sisters of Providence)	6.000%	10/1/2009 (2)	4,490	4,755
California Health Fac. Finance Auth. Rev. (Stanford Hosp.)	5.000%	11/15/2014	2,715	2,880
California Health Fac. Finance Auth. Rev. (Stanford Hosp.)	5.000%	11/15/2015	3,000	3,175
California Health Fac. Finance Auth. Rev. (Stanford Hosp.)	5.000%	11/15/2016	6,275	6,642
California Health Fac. Finance Auth. Rev. (Summit Medical Center)	5.250%	5/1/2009 (4)	3,500	3,543
California Health Fac. Finance Auth. Rev. (Summit Medical Center)	5.250%	5/1/2011 (4)	1,700	1,721
California Health Fac. Finance Auth. Rev. (Sutter Health)	5.500%	8/15/2012 (4)	3,000	3,082
California Health Fac. Finance Auth. Rev. (Sutter Health)	5.500%	8/15/2012 (4)	5,410	5,559
California Infrastructure & Econ. Dev. Bank Rev. (Asian Art Museum)	5.500%	6/1/2010 (1)(Prere.)	2,245	2,401
California Infrastructure & Econ. Dev. Bank Rev. (Asian Art Museum)	5.500%	6/1/2010 (1)(Prere.)	2,935	3,139
California Infrastructure & Econ. Dev. Bank Rev. (Asian Art Museum)	5.500%	6/1/2010 (1)(Prere.)	1,300	1,391
California Infrastructure & Econ. Dev. Bank Rev. (Asian Art Museum) VRDO	3.510%	3/1/2007 (1)	2,800	2,800
California Infrastructure & Econ. Dev. Bank Rev. (California Science Center)	5.000%	5/1/2018 (3)	1,785	1,948
California Infrastructure & Econ. Dev. Bank Rev. (California Science Center)	5.000%	5/1/2019 (3)	1,040	1,131
California Infrastructure & Econ. Dev. Bank Rev. (California Science Center)	5.000%	5/1/2021 (3)	1,145	1,240
California Infrastructure & Econ. Dev. Bank Rev. (Clean Water State Revolving Fund)	5.000%	10/1/2014	2,500	2,673
California Infrastructure & Econ. Dev. Bank Rev. (Clean Water State Revolving Fund)	5.000%	10/1/2015	3,500	3,737
California Infrastructure & Econ. Dev. Bank Rev. (Clean Water State Revolving Fund)	5.000%	10/1/2016	4,500	4,798
California Infrastructure & Econ. Dev. Bank Rev. (J Paul Getty Trust) VRDO	3.480%	3/1/2007	13,500	13,500
California Infrastructure & Econ. Dev. Bank Rev. (J. David Gladstone Institute)	5.000%	10/1/2010	1,325	1,378
California Infrastructure & Econ. Dev. Bank Rev. (J. David Gladstone Institute)	5.000%	10/1/2011	1,275	1,336
California Infrastructure & Econ. Dev. Bank Rev. (J. David Gladstone Institute)	5.000%	10/1/2012	2,950	3,110
California Infrastructure & Econ. Dev. Bank Rev. (J. David Gladstone Institute)	5.000%	10/1/2013	2,350	2,477
California Infrastructure & Econ. Dev. Bank Rev. (J. David Gladstone Institute)	5.500%	10/1/2014	2,250	2,416
California Infrastructure & Econ. Dev. Bank Rev. (J. David Gladstone Institute)	5.500%	10/1/2015	2,430	2,605
California Infrastructure & Econ. Dev. Bank Rev. (J. David Gladstone Institute)	5.500%	10/1/2016	3,620	3,876
California Infrastructure & Econ. Dev. Bank Rev. (J. David Gladstone Institute)	5.500%	10/1/2017	3,820	4,089
California Infrastructure & Econ. Dev. Bank Rev. (J. Paul Getty Trust) PUT	3.900%	12/1/2011	9,000	9,097
California Infrastructure & Econ. Dev. Bank Rev. (J. Paul Getty Trust) PUT	4.000%	12/1/2011	19,210	19,325
California Infrastructure & Econ. Dev. Bank Rev. (Jewish Community Center) VRDO	3.510%	3/1/2007 (3)	9,800	9,800
California Infrastructure & Econ. Dev. Bank Rev. (Workers' Compensation)	5.250%	10/1/2013 (2)	18,000	19,695
California PCR Financing Auth. Rev. (San Diego Gas & Electric)	5.900%	6/1/2014 (1)	17,135	19,526
California Public Works Board Lease Rev. (Butterfield)	5.000%	6/1/2020	3,895	4,169
California Public Works Board Lease Rev. (California State Univ.)	5.300%	10/1/2015 (2)	6,655	6,850
California Public Works Board Lease Rev. (Dept. of Corrections)	5.000%	6/1/2007	3,600	3,612
California Public Works Board Lease Rev. (Dept. of Corrections)	5.000%	6/1/2008	7,085	7,203
California Public Works Board Lease Rev. (Dept. of Corrections)	5.000%	6/1/2009	9,000	9,264
California Public Works Board Lease Rev. (Dept. of Corrections)	5.000%	6/1/2010	4,000	4,164
California Public Works Board Lease Rev. (Dept. of Corrections)	5.000%	6/1/2011	3,500	3,680
California Public Works Board Lease Rev. (Dept. of Corrections)	5.000%	6/1/2012	5,000	5,308
California Public Works Board Lease Rev. (Dept. of Corrections)	5.000%	12/1/2012 (1)	10,625	11,375
California Public Works Board Lease Rev. (Dept. of Corrections)	5.000%	1/1/2018 (2)	27,790	30,251
California Public Works Board Lease Rev. (Dept. of Corrections)	5.500%	6/1/2021	10,000	11,042
California Public Works Board Lease Rev. (Dept. of Corrections)	5.500%	6/1/2022	10,000	11,029
California Public Works Board Lease Rev. (Dept. of Mental Health)	5.500%	6/1/2017	8,000	8,894
California Public Works Board Lease Rev. (Dept. of Mental Health)	5.500%	6/1/2018	5,000	5,557
California Public Works Board Lease Rev. (Secretary of State)	6.500%	12/1/2008 (2)	5,000	5,247
California Public Works Board Lease Rev. (Univ. of California)	5.500%	9/1/2009 (2)	4,015	4,133
California Public Works Board Lease Rev. (Univ. of California)	5.375%	10/1/2016 (1)	4,750	4,887
California State Dept. of Water Resources Power Supply Rev	5.500%	5/1/2009	10,000	10,379
California State Dept. of Water Resources Power Supply Rev	5.500%	5/1/2010	3,500	3,689
California State Dept. of Water Resources Power Supply Rev	5.500%	5/1/2011	7,000	7,480
California State Dept. of Water Resources Power Supply Rev	5.250%	5/1/2012 (1)	10,000	10,762
California State Dept. of Water Resources Power Supply Rev	5.375%	5/1/2012 (10)(Prere.)	9,000	9,840
California State Dept. of Water Resources Power Supply Rev	5.500%	5/1/2013 (2)	16,985	18,580
California State Dept. of Water Resources Power Supply Rev	6.000%	5/1/2014	12,500	13,908
California State Dept. of Water Resources Power Supply Rev. VRDO	3.510%	3/1/2007 LOC	6,685	6,685
California State Dept. of Water Resources Power Supply Rev. VRDO	3.530%	3/1/2007 LOC	17,850	17,850
California State Dept. of Water Resources Power Supply Rev. VRDO	3.530%	3/1/2007 LOC	20,000	20,000
California State Dept. of Water Resources Power Supply Rev. VRDO	3.550%	3/1/2007 LOC	3,700	3,700
California State Dept. of Water Resources Power Supply Rev. VRDO	3.560%	3/1/2007 LOC	26,100	26,100
California State Econ. Recovery Bonds	5.000%	7/1/2009	22,000	22,695
California State Econ. Recovery Bonds	5.250%	7/1/2013	13,180	14,364
California State Econ. Recovery Bonds	5.000%	7/1/2017 (3)	28,000	29,515
California State Econ. Recovery Bonds VRDO	3.500%	3/1/2007 LOC	12,700	12,700
California State Econ. Recovery Bonds VRDO	3.580%	3/1/2007	19,965	19,965
California State Univ. Rev. Systemwide	5.375%	11/1/2014 (3)	5,390	5,901
California State Univ. Rev. Systemwide	5.000%	11/1/2022 (2)	21,090	22,730
California Statewide Communities Dev. Auth. PCR (Southern California Edison) PUT	4.250%	11/1/2016 (3)	25,000	25,804
California Statewide Communities Dev. Auth. PCR (Southern California Edison) PUT	4.250%	11/1/2016 (3)	15,000	15,544
California Statewide Community Dev. Auth. Multifamily Rev. (Archstone/Seascape) PUT	5.250%	6/1/2008	2,000	2,034
California Statewide Community Dev. Auth. Rev. (Adventist Health)	5.000%	3/1/2025	14,975	15,710
California Statewide Community Dev. Auth. Rev. (Catholic Healthcare West)	6.000%	7/1/2009 (ETM)	695	713
California Statewide Community Dev. Auth. Rev. (Catholic Healthcare West)	6.000%	7/1/2009	770	785
California Statewide Community Dev. Auth. Rev. (Children's Hosp. of Los Angeles) COP	6.000%	6/1/2008 (1)	1,000	1,029
California Statewide Community Dev. Auth. Rev. (Children's Hosp. of Los Angeles) COP	6.000%	6/1/2011 (1)	2,365	2,582
California Statewide Community Dev. Auth. Rev. (Daughters of Charity Health)	5.250%	7/1/2011	2,280	2,387
California Statewide Community Dev. Auth. Rev. (Daughters of Charity Health)	5.250%	7/1/2012	1,500	1,583
California Statewide Community Dev. Auth. Rev. (Daughters of Charity Health)	5.250%	7/1/2013	1,250	1,327
California Statewide Community Dev. Auth. Rev. (Daughters of Charity Health)	5.000%	7/1/2022	5,155	5,387
California Statewide Community Dev. Auth. Rev. (Daughters of Charity Health)	5.250%	7/1/2024	5,000	5,312
California Statewide Community Dev. Auth. Rev. (Daughters of Charity Health)	5.250%	7/1/2025	2,475	2,628
California Statewide Community Dev. Auth. Rev. (Irvine Apartments) PUT	4.900%	5/15/2008	1,440	1,458
California Statewide Community Dev. Auth. Rev. (Irvine Apartments) PUT	5.250%	5/15/2013	5,545	5,708
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	3.450%	5/1/2011	8,750	8,621
California Statewide Community Dev. Auth. Rev. (Los Angeles Orthopedic Hosp. Foundation)	5.125%	6/1/2013 (2)	1,530	1,550
California Statewide Community Dev. Auth. Rev. (Los Angeles Orthopedic Hosp. Foundation)	5.250%	6/1/2014 (2)	1,610	1,632
California Statewide Community Dev. Auth. Rev. (Memorial Health Services)	6.000%	10/1/2013	6,920	7,693
California Statewide Community Dev. Auth. Rev. (Memorial Health Services)	6.000%	10/1/2014	5,335	5,926
California Statewide Community Dev. Auth. Rev. (Memorial Health Services)	6.000%	10/1/2015	7,780	8,651
California Statewide Community Dev. Auth. Rev. (Sherman Oaks Foundation)	5.500%	8/1/2015 (2)	4,685	5,214
Chino Basin CA Regional Financing Auth. Rev. (Muni. Water Dist. Sewer System)	6.500%	8/1/2010 (2)	3,095	3,375
Clovis CA USD GO	0.000%	8/1/2007 (3)(ETM)	15,000	14,772
Clovis CA USD GO	0.000%	8/1/2008 (3)(ETM)	14,265	13,537
Clovis CA USD GO	0.000%	8/1/2012 (3)	4,715	3,828
Clovis CA USD GO	0.000%	8/1/2018 (3)	3,645	2,285
Clovis CA USD GO	0.000%	8/1/2025 (3)	11,630	5,311
Compton CA USD GO	5.250%	9/1/2013 (1)(Prere.)	1,295	1,421
Compton CA USD GO	5.250%	9/1/2013 (1)(Prere.)	1,645	1,806
Compton CA USD GO	5.250%	9/1/2013 (1)(Prere.)	1,460	1,602
Contra Costa CA (Merrithew Memorial Hosp.) COP	6.000%	11/1/2007 (1)	2,000	2,032
1 Contra Costa County CA Public Financing Lease Rev	5.000%	6/1/2022 (1)	15,300	16,670
Culver City CA Redev. Financing Auth	5.375%	11/1/2016 (4)	3,260	3,457
Fontana CA Public Finance Auth. Subordinate Lien Tax Allocation Rev. Bonds	5.000%	10/1/2021 (2)	2,145	2,311
Fontana CA Public Finance Auth. Subordinate Lien Tax Allocation Rev. Bonds	5.000%	10/1/2023 (2)	2,875	3,087
Fontana CA Public Finance Auth. Subordinate Lien Tax Allocation Rev. Bonds	5.000%	10/1/2024 (2)	3,475	3,723
Fontana CA Public Finance Auth. Subordinate Lien Tax Allocation Rev. Bonds	5.000%	10/1/2026 (2)	4,480	4,786
2 Foothill/Eastern Corridor Agency California Toll Road Rev	5.250%	1/15/2013 (1)	5,000	5,262
2 Foothill/Eastern Corridor Agency California Toll Road Rev	5.375%	1/15/2015 (1)	5,000	5,279
Foothill-De Anza CA Community College Dist. GO	6.000%	8/1/2010 (Prere.)	1,150	1,252
Foothill-De Anza CA Community College Dist. GO	6.000%	8/1/2010 (Prere.)	1,235	1,344
Foothill-De Anza CA Community College Dist. GO	6.000%	8/1/2011	1,330	1,442
Fremont CA Union High School Dist. GO	5.000%	9/1/2019 (3)	6,000	6,512
Fremont CA Union High School Dist. GO	5.000%	9/1/2020 (3)	2,500	2,709
Fremont CA Union High School Dist. GO	5.000%	9/1/2021 (3)	5,000	5,410
Fremont CA Union High School Dist. GO	5.000%	9/1/2022 (3)	5,000	5,403
Fremont CA Union High School Dist. GO	5.000%	9/1/2023 (3)	1,970	2,126
Glendale CA School Dist. GO	5.750%	9/1/2017 (3)	3,790	3,904
Imperial Irrigation Dist. of California (Electric System) COP	5.200%	11/1/2009 (1)	6,940	7,156
Intermodal Container Transfer Fac. Joint Power Auth. California Rev	5.000%	11/1/2010 (2)	1,470	1,540
Intermodal Container Transfer Fac. Joint Power Auth. California Rev	5.000%	11/1/2011 (2)	1,665	1,762
Intermodal Container Transfer Fac. Joint Power Auth. California Rev	5.125%	11/1/2012 (2)	2,540	2,729
Intermodal Container Transfer Fac. Joint Power Auth. California Rev	5.125%	11/1/2013 (2)	1,870	2,030
Irvine CA Public Fac. & Infrastructure Auth. Assessment Rev	4.600%	9/2/2015 (2)	2,925	3,024
Irvine CA Public Fac. & Infrastructure Auth. Assessment Rev	4.700%	9/2/2016 (2)	3,045	3,149
Irvine CA USD Financing Auth. Special Tax	5.000%	9/1/2025 (2)	8,645	9,244
Kings River Conservation Dist. California COP	5.000%	5/1/2012	2,715	2,844
Kings River Conservation Dist. California COP	5.000%	5/1/2013	2,315	2,443
Kings River Conservation Dist. California COP	5.000%	5/1/2014	3,500	3,721
Kings River Conservation Dist. California COP	5.000%	5/1/2015	4,345	4,640
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/2012 (3)(Prere.)	1,200	1,307
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/2012 (3)(Prere.)	1,380	1,503
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/2012 (3)(Prere.)	1,040	1,132
Loma Linda CA Hosp. Rev. (Loma Linda Univ.)	5.000%	12/1/2018	8,665	9,110
Long Beach CA Finance Auth. Lease Rev	6.000%	11/1/2009 (2)	3,735	3,963
Long Beach CA Finance Auth. Lease Rev	6.000%	11/1/2010 (2)	3,860	4,175
Long Beach CA Finance Auth. Lease Rev	6.000%	11/1/2017 (2)	3,670	4,217
Long Beach CA Finance Auth. Lease Rev. (Aquarium of the South Pacific)	5.500%	11/1/2014 (2)	3,435	3,706
Long Beach CA Finance Auth. Lease Rev. (Rainbow Harbor)	5.250%	5/1/2009 (2)(Prere.)	2,035	2,127
Los Angeles CA Community College Dist. GO	5.500%	8/1/2011 (1)(Prere.)	6,250	6,748
Los Angeles CA Community College Dist. GO	5.000%	8/1/2018 (4)	12,355	13,447
Los Angeles CA Community College Dist. GO	5.000%	8/1/2021 (4)	15,000	16,220
Los Angeles CA Convention & Exhibit Center Auth. Lease Rev	6.000%	8/15/2010 (1)	10,975	11,822
Los Angeles CA Convention & Exhibit Center Auth. Lease Rev	6.125%	8/15/2011 (1)	1,300	1,432
Los Angeles CA COP	5.000%	4/1/2014 (2)	1,435	1,524
Los Angeles CA COP	5.000%	4/1/2015 (2)	1,560	1,652
Los Angeles CA COP	5.000%	4/1/2016 (2)	1,725	1,824
Los Angeles CA COP	5.000%	4/1/2018 (2)	1,950	2,052
Los Angeles CA Dept. of Airports International Airport Rev	5.000%	5/15/2011 (1)	13,255	13,974
Los Angeles CA Dept. of Airports International Airport Rev	5.000%	5/15/2013 (1)	10,500	11,287
Los Angeles CA Dept. of Water & Power Rev	5.000%	7/1/2009	5,650	5,826
Los Angeles CA Dept. of Water & Power Rev	5.125%	10/15/2013 (1)(ETM)	3,500	3,616
Los Angeles CA Dept. of Water & Power Rev	5.250%	7/1/2015 (1)	4,600	4,891
Los Angeles CA Dept. of Water & Power Rev	5.000%	10/15/2015 (1)(ETM)	10,000	10,312
Los Angeles CA Dept. of Water & Power Rev	5.000%	10/15/2017 (1)(ETM)	7,600	7,831
Los Angeles CA Dept. of Water & Power Rev	5.250%	7/1/2019 (4)	17,000	18,012
Los Angeles CA Dept. of Water & Power Rev	5.000%	7/1/2022 (4)	13,530	14,600
Los Angeles CA Dept. of Water & Power Rev	5.000%	7/1/2023 (4)	20,605	22,205
Los Angeles CA Dept. of Water & Power Rev	5.000%	7/1/2024	11,475	11,716
Los Angeles CA GO	5.250%	9/1/2012 (3)	2,000	2,165
Los Angeles CA Muni. Improvement Corp. Lease Rev	5.000%	9/1/2012 (3)	7,480	7,976
Los Angeles CA Muni. Improvement Corp. Lease Rev. (Police Headquarters Fac.)	5.000%	1/1/2021 (3)	13,330	14,518
Los Angeles CA Muni. Improvement Corp. Lease Rev. (Police Headquarters Fac.)	5.000%	1/1/2022 (3)	13,995	15,219
Los Angeles CA USD GO	5.250%	7/1/2009 (1)(Prere.)	5,175	5,423
Los Angeles CA USD GO	5.625%	7/1/2009 (1)(Prere.)	5,000	5,282
Los Angeles CA USD GO	5.625%	7/1/2009 (1)(Prere.)	6,615	6,987
Los Angeles CA USD GO	5.625%	7/1/2009 (1)(Prere.)	5,000	5,282
Los Angeles CA USD GO	5.500%	7/1/2010 (3)(Prere.)	9,160	9,730
Los Angeles CA USD GO	5.500%	7/1/2011 (1)	16,525	17,803
Los Angeles CA USD GO	5.500%	7/1/2012 (1)	5,240	5,722
Los Angeles CA USD GO	6.000%	7/1/2012 (3)	1,470	1,639
Los Angeles CA USD GO	6.000%	7/1/2013 (3)	3,745	4,246
Los Angeles CA USD GO	6.000%	7/1/2014 (3)	1,440	1,658
Los Angeles CA USD GO	5.000%	7/1/2016 (3)	2,000	2,206
Los Angeles CA USD GO	5.000%	7/1/2016 (4)	3,000	3,227
Los Angeles CA USD GO	5.000%	7/1/2017 (4)	5,000	5,355
Los Angeles CA USD GO	5.500%	7/1/2017 (3)	10,000	11,516
Los Angeles CA USD GO	5.000%	7/1/2018 (3)	5,000	5,482
Los Angeles CA USD GO	5.000%	7/1/2018 (2)	4,000	4,386
Los Angeles CA USD GO	5.000%	7/1/2018 (2)	5,000	5,525
Los Angeles CA USD GO	5.000%	7/1/2018 (4)	1,665	1,835
Los Angeles CA USD GO	5.000%	7/1/2019 (3)	5,000	5,388
Los Angeles CA USD GO	5.000%	7/1/2019 (3)	7,000	7,646
Los Angeles CA USD GO	5.000%	7/1/2020 (2)	14,135	15,411
Los Angeles CA USD GO	5.000%	7/1/2021 (2)	15,940	17,353
Los Angeles CA USD GO	5.000%	7/1/2022 (2)	16,760	18,218
Los Angeles CA USD GO	5.000%	7/1/2023 (2)	6,000	6,557
Los Angeles County CA Capital Asset Leasing Corp. Rev	6.000%	12/1/2011 (2)	2,360	2,601
Los Angeles County CA Capital Asset Leasing Corp. Rev	6.000%	12/1/2013 (2)	2,760	3,142
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev	5.250%	7/1/2007 (1)(Prere.)	2,530	2,569
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev	6.000%	7/1/2011 (2)	2,745	3,010
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev	5.250%	7/1/2014 (4)	14,000	15,005
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev	5.250%	7/1/2014 (1)	4,470	4,538
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev	5.000%	7/1/2016 (4)	8,410	9,008
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev	5.000%	7/1/2017 (4)	10,000	10,711
Los Angeles County CA Public Works Financing Auth. Rev	5.125%	3/1/2007 (1)(Prere.)	3,555	3,627
Los Angeles County CA Public Works Financing Auth. Rev	5.250%	3/1/2007 (1)(Prere.)	1,000	1,020
Los Angeles County CA Public Works Financing Auth. Rev	5.000%	12/1/2014 (1)	24,180	26,353
Los Angeles County CA Public Works Financing Auth. Rev	5.000%	10/1/2015 (4)	10,000	10,945
Los Angeles County CA Public Works Financing Auth. Rev	5.000%	12/1/2015 (1)	8,540	9,358
Los Angeles County CA Public Works Financing Auth. Rev	5.000%	10/1/2016 (1)	3,550	3,613
Los Angeles County CA Public Works Financing Auth. Rev	5.250%	10/1/2016 (4)	4,000	4,484
Los Angeles County CA Public Works Financing Auth. Rev	5.250%	10/1/2017 (4)	7,000	7,927
Los Angeles County CA Public Works Financing Auth. Rev	5.250%	10/1/2019 (4)	7,500	8,572
Los Angeles County CA Public Works Financing Auth. Rev	5.000%	12/1/2019 (1)	4,860	5,265
Los Angeles County CA Public Works Financing Auth. Rev	5.000%	12/1/2020 (1)	6,155	6,658
Los Angeles County CA Public Works Financing Auth. Rev	5.000%	12/1/2021 (1)	6,460	6,978
Los Angeles County CA Public Works Financing Auth. Rev	5.000%	12/1/2022 (1)	6,790	7,324
Los Angeles County CA Public Works Financing Auth. Rev	5.000%	12/1/2023 (1)	2,175	2,343
Los Angeles County CA Public Works Financing Auth. Rev	5.000%	12/1/2024 (1)	3,095	3,326
Los Angeles County CA Schools COP	0.000%	8/1/2011 (2)(ETM)	1,945	1,641
Los Angeles County CA Schools COP	0.000%	8/1/2013 (2)(ETM)	2,010	1,562
Metro. Water Dist. of Southern California Rev	8.000%	7/1/2008 (ETM)	2,000	2,115
Metro. Water Dist. of Southern California Rev	5.000%	7/1/2012	21,495	22,945
Metro. Water Dist. of Southern California Rev. VRDO	3.550%	3/1/2007	3,700	3,700
Metro. Water Dist. of Southern California Rev. VRDO	3.560%	3/1/2007	1,300	1,300
Modesto CA Irrigation Dist. COP	5.000%	7/1/2017 (1)	3,165	3,377
Modesto CA Irrigation Dist. COP	5.000%	10/1/2021 (2)	2,030	2,205
Modesto CA Irrigation Dist. COP	5.000%	10/1/2022 (2)	2,515	2,728
Modesto CA Irrigation Dist. COP	5.000%	10/1/2023 (2)	2,645	2,865
Modesto CA Irrigation Dist. Finance Auth. Rev	5.125%	9/1/2015 (2)	4,365	4,503
MSR California Public Power Agency Rev. (San Juan Project)	5.000%	7/1/2013 (1)	1,500	1,581
MSR California Public Power Agency Rev. (San Juan Project)	5.375%	7/1/2013 (1)	2,500	2,538
MSR California Public Power Agency Rev. (San Juan Project)	6.750%	7/1/2020 (1)(ETM)	2,425	2,883
Mt. Diablo CA USD GO	5.000%	8/1/2015 (4)	2,110	2,242
Mt. Diablo CA USD GO	5.000%	8/1/2016 (4)	2,210	2,348
Natomas CA USD COP PUT	5.000%	2/1/2010 (2)	6,895	7,130
New Haven CA USD GO	12.000%	8/1/2012 (4)	3,440	4,829
New Haven CA USD GO	12.000%	8/1/2015 (4)	2,905	4,636
Newark CA USD GO	0.000%	8/1/2010 (4)	1,000	879
Northern California Power Agency Rev	5.250%	8/1/2015 (2)	2,000	2,074
Oakland CA COP	5.000%	4/1/2011 (2)	1,855	1,951
Oakland CA Joint Powers Financing Auth. Lease Rev. (Oakland Convention Center)	5.500%	10/1/2012 (2)	3,000	3,280
Oakland CA Joint Powers Financing Auth. Lease Rev. (Oakland Convention Center)	5.500%	10/1/2013 (2)	1,500	1,661
Oakland CA Redev. Agency (Central Dist.)	5.500%	9/1/2013 (3)	3,990	4,385
Oakland CA Redev. Agency (Central Dist.)	5.500%	9/1/2015 (3)	3,790	4,150
Oakland CA Redev. Agency (Central Dist.)	5.500%	9/1/2016 (3)	6,210	6,807
Oakland CA Redev. Agency (Central Dist.)	5.000%	9/1/2020 (2)	14,070	15,171
Orange County CA Airport Rev	5.000%	7/1/2011 (4)	3,165	3,340
Orange County CA Airport Rev	5.000%	7/1/2017 (4)	1,725	1,848
Orange County CA Airport Rev	5.000%	7/1/2018 (4)	1,500	1,606
Orange County CA Dev. Agency Tax Allocation	5.250%	9/1/2014 (1)	1,415	1,520
Orange County CA Dev. Agency Tax Allocation	5.250%	9/1/2015 (1)	1,485	1,595
Orange County CA Dev. Agency Tax Allocation	5.375%	9/1/2016 (1)	1,570	1,690
Orange County CA Local Transp. Auth. Sales Tax Rev	5.700%	2/15/2011 (2)	15,445	16,653
Orange County CA Recovery COP	6.000%	6/1/2010 (1)(ETM)	3,800	4,089
Palo Alto CA USD GO	5.000%	8/1/2019 (4)	8,585	9,324
Palo Alto CA USD GO	5.000%	8/1/2020 (4)	9,045	9,807
Palo Alto CA USD GO	5.000%	8/1/2021 (4)	9,110	9,864
Palomar Pomerado Health System California Rev	5.375%	11/1/2010 (1)	2,670	2,784
Palomar Pomerado Health System California Rev	5.375%	11/1/2012 (1)	7,080	7,372
Pasadena CA Electric Rev	5.000%	6/1/2017 (1)	2,320	2,453
Pasadena CA Electric Rev	5.000%	6/1/2018 (1)	2,535	2,686
Pittsburg CA Redev. Agency Tax Allocation (Los Medanos Community Dev.) VRDO	3.540%	3/1/2007 (2)	1,500	1,500
Pomona CA Single Family Mortgage Rev	7.600%	5/1/2023 (ETM)	12,625	16,394
Port of Oakland CA Rev	5.000%	11/1/2011 (3)	5,160	5,464
Port of Oakland CA Rev	5.000%	11/1/2012 (3)	2,650	2,833
Port of Oakland CA Rev	5.250%	11/1/2013 (3)	7,150	7,708
Port of Oakland CA Rev	5.250%	11/1/2014 (3)	5,000	5,391
Port of Oakland CA Rev	5.250%	11/1/2015 (3)	5,000	5,391
Port of Oakland CA Rev	5.250%	11/1/2016 (3)	6,300	6,792
Rancho CA Water Dist. Finance Auth. Rev	5.500%	11/1/2016 (10)	5,480	6,253
Rancho CA Water Dist. Finance Auth. Rev	5.500%	11/1/2017 (10)	5,855	6,723
Rancho Cucamonga CA Redev. Agency Tax Allocation (Rancho Redev.)	5.000%	9/1/2010 (2)	3,820	3,996
Rancho Cucamonga CA Redev. Agency Tax Allocation (Rancho Redev.)	5.000%	9/1/2015 (2)	2,835	3,072
Rancho Cucamonga CA Redev. Agency Tax Allocation (Rancho Redev.)	5.000%	9/1/2016 (2)	5,100	5,515
Redding CA Electric System COP	5.375%	6/1/2014 (2)	1,500	1,507
Redding CA Electric System COP	5.375%	6/1/2015 (2)	1,500	1,506
Redding CA Electric System COP	5.375%	6/1/2016 (2)	2,080	2,089
Riverside CA Electric Rev	5.375%	10/1/2008 (2)(Prere.)	2,300	2,388
Riverside CA Electric Rev	5.375%	10/1/2013 (2)	3,595	3,727
Roseville CA Natural Gas Financing Auth	5.000%	2/15/2018	2,280	2,487
1 Roseville CA Natural Gas Financing Auth	5.000%	2/15/2019	10,000	10,933
Roseville CA Water Util. Rev. COP	5.200%	12/1/2015 (3)	5,000	5,106
Sacramento CA Cogeneration Auth. Rev	5.250%	7/1/2011 (1)	4,730	4,869
Sacramento CA Cogeneration Auth. Rev	5.250%	7/1/2014 (1)	5,500	5,668
Sacramento CA Cogeneration Auth. Rev	5.250%	7/1/2015 (1)	5,755	5,931
Sacramento CA Cogeneration Auth. Rev	5.000%	7/1/2017 (1)	4,760	4,888
Sacramento CA Financing Auth. Lease Rev	5.375%	12/1/2012 (4)(Prere.)	4,395	4,807
Sacramento CA Financing Auth. Lease Rev	5.000%	11/1/2014 (1)	4,170	4,417
Sacramento CA Financing Auth. Lease Rev	5.375%	12/1/2014 (4)	1,630	1,777
Sacramento CA Financing Auth. Lease Rev	5.000%	12/1/2019 (3)	12,860	13,941
Sacramento CA Financing Auth. Lease Rev	5.000%	12/1/2020 (3)	13,670	14,797
Sacramento CA Financing Auth. Lease Rev	5.250%	12/1/2024 (2)	12,675	14,657
Sacramento CA Financing Auth. Lease Rev	5.250%	12/1/2030 (2)	11,450	13,311
Sacramento CA Muni. Util. Dist. Rev	6.250%	8/15/2010 (1)	28,000	29,700
Sacramento CA Muni. Util. Dist. Rev	5.000%	11/15/2012 (1)	2,185	2,343
Sacramento CA Muni. Util. Dist. Rev	5.100%	7/1/2013 (2)	2,850	2,920
Sacramento CA Muni. Util. Dist. Rev	5.250%	8/15/2013 (4)	1,000	1,066
Sacramento CA Muni. Util. Dist. Rev	5.250%	8/15/2014 (4)	2,500	2,662
Sacramento CA Muni. Util. Dist. Rev	5.125%	7/1/2015 (1)	8,270	8,475
Sacramento CA Muni. Util. Dist. Rev	5.250%	7/1/2024 (2)	10,000	11,620
Sacramento County CA Public Fac. Finance Corp. COP (Main Detention Fac.)	5.500%	6/1/2010 (1)(ETM)	4,550	4,698
Sacramento County CA Sanitation Dist. Financing Auth	6.000%	12/1/2013	2,500	2,725
Sacramento County CA Sanitation Dist. Financing Auth	6.000%	12/1/2015	2,500	2,721
Sacramento County CA Sanitation Dist. Financing Auth	5.000%	12/1/2017 (3)	1,000	1,098
Sacramento County CA Sanitation Dist. Financing Auth	5.000%	12/1/2019 (3)	8,000	8,731
Sacramento County CA Sanitation Dist. Financing Auth	5.000%	12/1/2020 (3)	2,055	2,239
Sacramento County CA Sanitation Dist. Financing Auth	5.000%	12/1/2021 (3)	6,000	6,528
Sacramento County CA Sanitation Dist. Financing Auth	5.000%	12/1/2022 (3)	5,495	5,970
Sacramento County CA Sanitation Dist. Financing Auth	5.000%	12/1/2023 (3)	7,030	7,626
Sacramento County CA Sanitation Dist. Financing Auth	5.000%	12/1/2025 (3)	5,000	5,404
Sacramento County CA Water Financing Auth. Rev. Agency Zones	5.000%	6/1/2015 (2)	1,235	1,328
San Bernardino County CA Justice Center and Airport COP	5.000%	7/1/2014 (1)	5,585	6,055
San Bernardino County CA Medical Center COP	5.500%	8/1/2007 (1)	5,000	5,041
San Bernardino County CA Medical Center COP	5.500%	8/1/2017 (1)	5,250	5,780
San Bernardino County CA Medical Center COP	6.500%	8/1/2017 (1)	5,000	5,907
San Diego CA Financing Auth. Lease Rev	5.250%	4/1/2012 (2)	3,000	3,098
San Diego CA Financing Auth. Lease Rev	5.250%	4/1/2014 (2)	5,680	5,874
San Diego CA USD GO	0.000%	7/1/2009 (3)	6,270	5,745
San Diego CA USD GO	0.000%	7/1/2014 (3)	3,400	2,551
San Diego CA USD GO	5.000%	7/1/2015 (4)(Prere.)	15,250	16,730
San Diego CA USD GO	5.000%	7/1/2015 (4)(Prere.)	10,000	10,970
San Diego CA USD GO	5.000%	7/1/2015 (4)(Prere.)	9,200	10,093
San Diego CA USD GO	5.500%	7/1/2017 (1)	2,895	3,307
San Diego CA USD GO	0.000%	7/1/2018 (3)	9,500	5,975
San Diego CA USD GO	5.500%	7/1/2020 (1)	11,390	13,245
San Diego CA USD GO	5.500%	7/1/2020 (4)	9,490	11,057
San Diego CA USD GO	5.500%	7/1/2021 (4)	11,470	13,416
San Diego CA USD GO	5.500%	7/1/2022 (4)	12,790	15,054
San Diego CA USD GO	5.500%	7/1/2023 (4)	9,210	10,904
San Diego CA Water Auth. Rev. COP	5.250%	5/1/2015 (3)	6,215	6,890
San Diego CA Water Auth. Rev. COP	5.250%	5/1/2016 (3)	7,880	8,801
San Diego CA Water Auth. Rev. COP	5.250%	5/1/2017 (3)	14,005	15,822
San Diego CA Water Auth. Rev. COP	5.250%	5/1/2018 (3)	14,690	16,686
San Diego CA Water Auth. Rev. COP	5.250%	5/1/2021 (3)	6,725	7,738
San Diego CA Water Auth. Rev. COP	5.250%	5/1/2022 (3)	7,075	8,178
San Diego County CA COP	5.000%	2/1/2022 (2)	2,000	2,137
San Diego County CA COP	5.000%	2/1/2024 (2)	1,500	1,598
San Diego County CA COP	5.000%	2/1/2026 (2)	1,000	1,062
San Francisco CA City & County COP (San Bruno Jail)	5.250%	10/1/2014 (2)	2,860	2,985
San Francisco CA City & County COP (San Bruno Jail)	5.125%	10/1/2017 (2)	1,000	1,041
San Francisco CA City & County GO (Laguna Honda Hosp.)	5.000%	6/15/2016 (2)	8,000	8,636
San Francisco CA City & County International Airport Rev	5.500%	5/1/2008 (4)(Prere.)	2,020	2,084
San Francisco CA City & County International Airport Rev	5.250%	5/1/2012 (1)(Prere.)	4,015	4,333
San Francisco CA City & County International Airport Rev	5.250%	5/1/2013 (1)	2,430	2,612
San Francisco CA City & County International Airport Rev	5.250%	5/1/2014 (1)	3,185	3,420
San Francisco CA City & County International Airport Rev	5.000%	5/1/2027 (3)	13,075	14,060
San Francisco CA City & County Redev. Agency Lease Rev. (Moscone Center)	5.000%	7/1/2016 (4)	3,270	3,455
San Francisco CA City & County Water Rev	5.000%	11/1/2017 (1)	4,865	5,163
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev	0.000%	1/15/2011 (1)	7,140	6,165
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev	0.000%	1/15/2014 (1)	5,500	4,214
San Jose CA Airport Rev	5.375%	3/1/2013 (4)	4,945	5,367
San Jose CA Airport Rev	5.375%	3/1/2014 (4)	7,550	8,187
San Jose CA Airport Rev	5.375%	3/1/2015 (4)	7,950	8,604
San Jose CA Financing Auth. Lease Rev	5.000%	9/1/2013 (1)	9,570	10,094
San Jose CA Redev. Agency	5.250%	8/1/2013 (1)	5,000	5,454
San Jose CA Redev. Agency	5.250%	8/1/2014 (1)	5,000	5,509
San Jose CA Redev. Agency	5.000%	8/1/2023 (2)	40,000	43,452
San Jose CA Redev. Agency	5.000%	8/1/2024 (1)	43,360	46,987
San Jose CA Redev. Agency	5.000%	8/1/2025 (1)	24,980	27,025
San Jose CA USD GO	5.250%	8/1/2010 (4)(Prere.)	2,790	2,970
San Jose CA USD GO	5.250%	8/1/2010 (4)(Prere.)	2,540	2,704
San Juan CA USD GO	5.500%	8/1/2012 (3)	1,930	2,063
San Juan CA USD GO	5.500%	8/1/2013 (3)	1,950	2,082
San Juan CA USD GO	5.600%	8/1/2014 (3)	2,685	2,876
San Juan CA USD GO	5.600%	8/1/2015 (3)	2,745	2,940
San Mateo CA Redev. Auth. Tax Allocation	5.000%	8/1/2012	1,000	1,046
San Mateo CA Redev. Auth. Tax Allocation	5.200%	8/1/2015	2,045	2,137
San Mateo CA Redev. Auth. Tax Allocation	5.250%	8/1/2016	2,225	2,330
San Mateo CA Union High School Dist. GO	0.000%	9/1/2010 (3)	1,200	1,051
San Mateo CA Union High School Dist. GO	0.000%	9/1/2012 (3)	1,180	955
San Mateo CA Union High School Dist. GO	0.000%	9/1/2013 (3)	1,715	1,332
San Mateo CA Union High School Dist. GO	0.000%	9/1/2014 (3)	1,500	1,118
San Mateo County CA Community College Dist. GO	5.375%	9/1/2015 (3)	1,300	1,410
San Mateo County CA Community College Dist. GO	5.375%	9/1/2018 (3)	1,515	1,642
San Mateo County CA Community College Dist. GO	0.000%	9/1/2021 (1)	4,645	2,524
San Mateo County CA Community College Dist. GO	0.000%	9/1/2022 (1)	5,675	2,943
San Mateo County CA Community College Dist. GO	0.000%	9/1/2024 (1)	2,825	1,327
San Mateo County CA Community College Dist. GO	0.000%	9/1/2025 (1)	4,000	1,793
San Mateo County CA Community College Dist. GO	5.000%	9/1/2026	3,170	3,419
San Mateo County CA Transp. Dist. Sales Tax Rev	5.250%	6/1/2009 (4)(Prere.)	4,275	4,474
San Mateo County CA Transp. Dist. Sales Tax Rev	5.250%	6/1/2009 (4)(Prere.)	1,865	1,952
San Ramon Valley CA USD GO	0.000%	7/1/2007 (3)	3,950	3,901
Santa Ana CA Community Redev. Agency Tax Allocation (South Main Street)	5.000%	9/1/2018 (3)	2,685	2,863
Santa Ana CA Finance Auth. Rev	5.375%	9/1/2009 (1)	3,040	3,162
Santa Ana CA Finance Auth. Rev	5.375%	9/1/2010 (1)	1,600	1,671
Santa Barbara County CA COP	5.250%	12/1/2012 (2)	1,000	1,080
Santa Barbara County CA COP	5.250%	12/1/2013 (2)	2,355	2,560
Santa Barbara County CA COP	5.250%	12/1/2015 (2)	1,065	1,153
Santa Barbara County CA COP	5.250%	12/1/2016 (2)	1,760	1,901
Santa Clara CA Electric Rev	5.250%	7/1/2017 (1)	1,475	1,596
Santa Clara CA Electric Rev	5.250%	7/1/2018 (1)	1,720	1,865
Santa Clara County CA Financing Auth. Lease Rev	7.750%	11/15/2010 (2)	4,500	5,130
Santa Clara County CA Financing Auth. Lease Rev	5.500%	5/15/2011 (2)	4,535	4,832
Santa Clara County CA Financing Auth. Lease Rev	7.750%	11/15/2011 (2)	1,000	1,172
Santa Clara County CA Financing Auth. Lease Rev	5.500%	5/15/2012 (2)	4,785	5,098
Santa Margarita/Dana Point CA Auth. Rev	5.500%	8/1/2008 (2)	3,345	3,427
Santa Margarita/Dana Point CA Auth. Rev	5.500%	8/1/2009 (2)	3,860	3,965
Santa Margarita/Dana Point CA Auth. Rev	7.250%	8/1/2009 (1)	2,000	2,167
Santa Margarita/Dana Point CA Auth. Rev	5.500%	8/1/2010 (2)	2,245	2,306
Santa Margarita/Dana Point CA Auth. Rev	7.250%	8/1/2010 (1)	4,630	5,160
Solano County CA COP	5.000%	11/1/2017 (1)	4,110	4,529
Solano County CA COP	5.000%	11/1/2018 (1)	3,810	4,184
Solano County CA COP	5.000%	11/1/2019 (1)	3,995	4,369
Solano County CA COP	5.000%	11/1/2020 (1)	4,195	4,579
Solano County CA COP	5.000%	11/1/2021 (1)	4,405	4,800
South Orange County CA Public Finance Auth. Rev	7.000%	9/1/2008 (1)	5,610	5,888
South Orange County CA Public Finance Auth. Rev	7.000%	9/1/2009 (1)	5,000	5,403
South Orange County CA Public Finance Auth. Rev	7.000%	9/1/2010 (1)	3,300	3,661
South Orange County CA Public Finance Auth. Rev	7.000%	9/1/2011 (1)	3,490	3,968
South Orange County CA Public Finance Auth. Rev	5.375%	8/15/2012 (4)	5,605	5,868
South Orange County CA Public Finance Auth. Rev	5.250%	8/15/2013 (2)	2,290	2,361
South San Francisco CA Redev. Agency Tax Allocation	5.000%	9/1/2031 (3)	7,255	7,777
Southern California Public Power Auth. Rev. (San Juan Unit)	5.500%	1/1/2013 (4)	3,500	3,847
Tamalpais CA Union High School Dist. GO	5.000%	8/1/2015 (4)	1,855	1,971
Tamalpais CA Union High School Dist. GO	5.000%	8/1/2016 (4)	1,930	2,050
Tamalpais CA Union High School Dist. GO	5.000%	8/1/2017 (4)	2,015	2,136
Temecula Valley CA USD	6.000%	8/1/2008 (4)	1,370	1,417
Tobacco Securitization Auth. Rev. (Southern California Tobacco Settlement)	4.750%	6/1/2025	11,250	11,290
Tri-City CA Hosp. Dist	5.500%	2/15/2008 (1)	3,805	3,848
Tri-City CA Hosp. Dist	5.500%	2/15/2009 (1)	2,665	2,695
Tri-City CA Hosp. Dist	5.625%	2/15/2011 (1)	2,970	3,004
Tri-City CA Hosp. Dist	5.625%	2/15/2012 (1)	1,880	1,902
Tulare County CA COP	5.000%	8/15/2015 (1)	6,460	7,055
Univ. of California Regents	5.000%	5/15/2019 (1)	5,075	5,514
Univ. of California Regents	5.000%	5/15/2020 (1)	5,065	5,494
Univ. of California Rev	5.000%	5/15/2017 (4)	33,320	36,467
Univ. of California Rev	5.000%	5/15/2018 (4)	10,000	10,917
Univ. of California Rev	5.000%	5/15/2018 (4)	3,000	3,232
Univ. of California Rev	5.000%	5/15/2019 (4)	19,875	21,624
Univ. of California Rev	5.000%	5/15/2020 (4)	30,900	33,561
Univ. of California Rev	5.000%	5/15/2021 (4)	14,915	16,177
Univ. of California Rev	5.000%	5/15/2022 (4)	11,910	12,901
Univ. of California Rev. (Multiple Purpose Project)	5.000%	9/1/2008 (Prere.)	1,000	1,031
Univ. of California Rev. (Multiple Purpose Project)	5.000%	9/1/2008 (Prere.)	8,485	8,750
Univ. of California Rev. (Multiple Purpose Project)	5.125%	9/1/2009 (3)(Prere.)	3,150	3,301
Univ. of California Rev. (San Diego Medical Center)	5.125%	12/1/2014 (4)	4,290	4,529
Univ. of California Rev. (San Diego Medical Center)	5.125%	12/1/2015 (4)	4,515	4,766
Ventura County CA Community College Dist. GO	5.000%	8/1/2016 (1)	3,100	3,325
Ventura County CA Community College Dist. GO	5.000%	8/1/2017 (1)	2,300	2,454
Ventura County CA COP Public Finance Auth	5.375%	8/15/2013 (4)	4,320	4,495
Vista CA USD GO	5.375%	8/1/2012 (4)(Prere.)	1,350	1,470
Vista CA USD GO	5.375%	8/1/2012 (4)(Prere.)	1,695	1,845
Vista CA USD GO	5.375%	8/1/2012 (4)(Prere.)	1,455	1,584
Vista CA USD GO	5.375%	8/1/2015 (4)	150	163
Vista CA USD GO	5.375%	8/1/2016 (4)	190	206
Vista CA USD GO	5.375%	8/1/2017 (4)	160	172
Western Placer County CA USD PUT	3.625%	12/1/2009 (4)	8,500	8,483
Outside California:
Puerto Rico Aqueduct & Sewer Auth. Rev	6.000%	7/1/2009 (1)	5,250	5,529
Puerto Rico Aqueduct & Sewer Auth. Rev	6.250%	7/1/2012 (1)	1,000	1,125
Puerto Rico Electric Power Auth. Rev	5.000%	7/1/2010	7,500	7,787
Puerto Rico Electric Power Auth. Rev	5.750%	7/1/2010 (4)(Prere.)	2,700	2,903
Puerto Rico Electric Power Auth. Rev	5.750%	7/1/2010 (4)(Prere.)	4,000	4,301
Puerto Rico Electric Power Auth. Rev	5.000%	7/1/2011	12,500	13,079
Puerto Rico Electric Power Auth. Rev	5.500%	7/1/2011 (4)	6,050	6,454
Puerto Rico Electric Power Auth. Rev	6.000%	7/1/2012 (1)	8,235	9,166
Puerto Rico GO	4.000%	7/1/2007 (ETM)	555	556
Puerto Rico GO	4.000%	7/1/2007	3,510	3,513
Puerto Rico GO	5.000%	7/1/2008 (ETM)	500	510
Puerto Rico GO	6.500%	7/1/2011 (1)	2,500	2,784
Puerto Rico GO	5.250%	7/1/2023	5,000	5,458
Puerto Rico Govt. Dev. Bank VRDO	3.340%	3/7/2007 (1)	3,500	3,500
Puerto Rico Highway & Transp. Auth. Rev	5.500%	7/1/2013 (1)	2,250	2,425
Puerto Rico Highway & Transp. Auth. Rev. VRDO	3.420%	3/7/2007 (2)	2,140	2,140
Puerto Rico Infrastructure Financing Auth. Special Tax Rev	5.500%	7/1/2021 (3)	5,000	5,884
Puerto Rico Infrastructure Financing Auth. Special Tax Rev	5.500%	7/1/2022 (3)	12,000	14,185
Puerto Rico Infrastructure Financing Auth. Special Tax Rev	5.500%	7/1/2023 (3)	5,835	6,924
Puerto Rico Infrastructure Financing Auth. Special Tax Rev	5.500%	7/1/2023 (2)	12,670	15,034
Puerto Rico Muni. Finance Agency	5.625%	8/1/2010 (4)	17,775	18,754
Puerto Rico Muni. Finance Agency	5.750%	8/1/2011 (4)	7,750	8,199
Puerto Rico Muni. Finance Agency	5.750%	8/1/2011 (4)	13,560	14,345
Puerto Rico Muni. Finance Agency	5.000%	7/1/2014 (11)	1,360	1,475
Puerto Rico Muni. Finance Agency	5.250%	7/1/2016 (11)	1,400	1,565
Puerto Rico Muni. Finance Agency	5.250%	8/1/2017 (4)	16,310	18,441
Puerto Rico Muni. Finance Agency	5.250%	7/1/2018 (11)	1,000	1,134
Puerto Rico Public Finance Corp. PUT	5.750%	2/1/2012 LOC	20,000	21,485
Univ. of Puerto Rico Rev	5.200%	6/1/2010 (1)(Prere.)	1,215	1,275
Univ. of Puerto Rico Rev	5.750%	6/1/2010 (1)(Prere.)	2,000	2,133
Univ. of Puerto Rico Rev	5.750%	6/1/2010 (1)(Prere.)	1,000	1,066
Virgin Islands Public Finance Auth. Rev	5.000%	10/1/2007	1,500	1,511
Virgin Islands Public Finance Auth. Rev	5.250%	10/1/2015	2,200	2,381

Total Municipal Bonds (Cost $3,645,142)				3,708,393

Other Assets and Liabilities - Net (1.0%)				37,874

Net Assets (100%)				3,746,267

1	Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of February 28, 2007.
2	Securities with a value of $7,383,000 have been segregated as initial margin for open futures contracts.

KEY TO ABBREVIATIONS
ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At February 28, 2007, the cost of investment securities for tax purposes was $3,653,380,000. Net unrealized appreciation of investment securities for tax purposes was $55,013,000, consisting of unrealized gains of $60,196,000 on securities that had risen in value since their purchase and $5,183,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At February 28, 2007, the aggregate settlement value of open futures contracts expiring in June 2007, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

30-Year U.S. Treasury Bond	(1,415)	159,807	(1,696)
10-Year U.S. Treasury Note	(920)	99,906	(685)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CALIFORNIA TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	April 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CALIFORNIA TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	April 20, 2007

VANGUARD CALIFORNIA TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	April 20, 2007

* By Power of Attorney. See File Number 002-65955-99, filed on July 27, 2006. Incorporated by Reference.